UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22652

                      First Trust Variable Insurance Trust
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2015
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2015

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2015

Shareholder Letter...........................................................  1
Portfolio Management.........................................................  2
Performance Summary and Portfolio Components
   First Trust/Dow Jones Dividend & Income Allocation Portfolio..............  4
   First Trust Multi Income Allocation Portfolio.............................  6
Understanding Your Fund Expenses.............................................  8
Portfolio of Investments
   First Trust/Dow Jones Dividend & Income Allocation Portfolio..............  9
   First Trust Multi Income Allocation Portfolio............................. 25
Statements of Assets and Liabilities......................................... 34
Statements of Operations..................................................... 35
Statements of Changes in Net Assets.......................................... 36
Financial Highlights......................................................... 38
Notes to Financial Statements................................................ 40
Additional Information....................................................... 50

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor"), Energy Income Partners, LLC ("EIP" or a "Sub-Advisor") and/or Stonebridge Advisors, LLC ("Stonebridge" or a "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of the First Trust Variable Insurance Trust (the "Trust") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisors and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any series (individually called a "Fund" and collectively, the "Funds") of the Trust will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2015


Dear Shareholders:

Thank you for your investment in First Trust Variable Insurance Trust (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended June 30, 2015. Additionally, First Trust has compiled each Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates over the next few months.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2015


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust") is a registered investment advisor based in Wheaton, IL and is the investment advisor to First Trust/Dow Jones Dividend & Income Allocation Portfolio (the "Fund"). In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund.

                           PORTFOLIO MANAGEMENT TEAM

Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director,
  First Trust
David G. McGarel, Chief Investment Officer and Managing Director, First Trust Jon C. Erickson, Senior Vice President, First Trust
Roger F. Testin, Senior Vice President, First Trust
Todd Larson, Vice President, First Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2015


                               INVESTMENT ADVISOR

First Trust is a registered investment advisor based in Wheaton, IL and is the investment advisor to First Trust Multi Income Allocation Portfolio (the "Fund"). First Trust manages the Fund's fixed income investments, as well as a portion of the Fund's equity investments.

                                  SUB-ADVISORS

Stonebridge Advisors LLC ("Stonebridge" or a "Sub-Advisor") is a sub-advisor to the Fund and is a registered investment advisor based in Wilton, CT. Stonebridge specializes in the management of preferred securities and North American equity income securities.

Energy Income Partners, LLC ("EIP" or a "Sub-Advisor"), is a sub-advisor to the Fund and is a registered investment advisor based in Westport, CT. EIP was founded in 2003 to provide professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities and Canadian income equities.

                           PORTFOLIO MANAGEMENT TEAMS

FIRST TRUST
Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director, First Trust
David G. McGarel, Chief Investment Officer and Managing Director, First Trust Jon C. Erickson, Senior Vice President, First Trust
Roger F. Testin, Senior Vice President, First Trust
William Housey, Senior Vice President, First Trust
Todd Larson, Vice President, First Trust
James Snyder, Vice President, First Trust
Jeremiah Charles, Vice President, First Trust

STONEBRIDGE
Scott Fleming, Portfolio Manager, President and Chief Investment Officer, Stonebridge
Robert Wolf, Portfolio Manager, Vice President and Senior Credit Analyst, Stonebridge

EIP
James J. Murchie, Portfolio Manager, Founder and CEO, EIP
Eva Pao, Co-Portfolio Manager, Principal, EIP

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2015 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIOD ENDED JUNE 30, 2015
                                                                                            1 YEAR
                                                                           SIX MONTH        ANNUAL       SINCE INCEPTION AVERAGE
                                                         INCEPTION DATE   TOTAL RETURN   TOTAL RETURN      ANNUAL TOTAL RETURN
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
  PORTFOLIO - CLASS I                                        5/1/12          0.29%          5.45%                 8.61%
Blended Index (a)                                                            0.61%          4.11%                 9.56%
Barclays U.S. Corporate Investment-Grade Index (b)                          -0.92%          0.75%                 3.50%
Russell 3000(R) Index (c)                                                    1.94%          7.29%                15.62%
Secondary Blended Index (d)                                                  0.55%          4.40%                 9.71%
Dow Jones Equal Weighted U.S. Issued Corporate Bond
  Index(SM) (e)                                                             -1.07%          1.19%                 3.69%
Dow Jones U.S. Total Stock Market Index(SM) (f)                              1.92%          7.18%                15.53%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            1 YEAR
                                                                           SIX MONTH        ANNUAL       SINCE INCEPTION AVERAGE
                                                         INCEPTION DATE   TOTAL RETURN   TOTAL RETURN      ANNUAL TOTAL RETURN

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
   PORTFOLIO - CLASS II                                      5/1/14          0.41%          5.72%                 7.04%
Blended Index (a)                                                            0.61%          4.11%                 6.09%
Barclays U.S. Corporate Investment-Grade Index (b)                          -0.92%          0.75%                 1.60%
Russell 3000(R) Index (c)                                                    1.94%          7.29%                10.51%
Secondary Blended Index (d)                                                  0.55%          4.40%                 6.33%
Dow Jones Equal Weighted U.S. Issued Corporate Bond
   Index(SM) (e)                                                            -1.07%          1.19%                 1.92%
Dow Jones U.S. Total Stock Market Index(SM) (f)                              1.92%          7.18%                10.43%
------------------------------------------------------------------------------------------------------------------------------------


(a) The Blended Index returns are a 50/50 split between the Russell 3000(R) Index and the Barclays U.S. Corporate Investment-Grade Index returns.

(b) Barclays U.S. Corporate Investment-Grade Index measures the performance of investment grade U.S. corporate bonds. The index includes all publicly issued, dollar-denominated corporate bonds with a minimum of $250 million par outstanding that are investment grade-rated (Baa3/BBB- or higher). The index excludes bonds having less than one year to final maturity as well as floating rate bonds, non-registered private placements, structured notes, hybrids, and convertible securities. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(d) The Secondary Blended Index return is a 50/50 split between the Dow Jones U.S. Total Stock Market Index and the Dow Jones Equal Weighted U.S. Issued Corporate Bond Index returns.

(e) The Dow Jones Equal Weighted U.S. Issued Corporate Bond Index(SM) measures the return of readily tradable, high-grade U.S. corporate bonds. The index includes an equally weighted basket of 96 recently issued investment-grade corporate bonds with laddered maturities. (The index reflects no deduction for fees, expenses or taxes).

(f) The Dow Jones U.S. Total Stock Market Index(SM) measures all U.S. equity securities that have readily available prices. (The index reflects no deduction for fees, expenses or taxes).

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.


                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT - CLASS I
                                               May 1, 2012 - June 30, 2015

                                                                                              Dow Jones
                 First Trust/Dow                  Barclays U.S.                             Equal Weighted     Dow Jones
                Jones Dividend &                    Corporate       Russell    Secondary     U.S. Issued       U.S. Total
                Income Allocation     Blended    Investment-Grade   3000(R)     Blended     Corporate Bond    Stock Market
               Portfolio - Class I     Index          Index          Index       Index        Index(SM)        Index(SM)
5/1/2012       $10,000                $10,000    $10,000            $10,000    $10,000      $10,000           $10,000
6/30/2012       10,020                  9,925     10,135              9,701      9,933       10,152             9,702
12/31/2012      10,438                 10,495     10,636             10,331     10,519       10,677            10,322
6/30/2013       10,904                 11,026     10,273             11,784     11,047       10,290            11,786
12/31/2013      11,770                 12,055     10,472             13,798     12,088       10,523            13,777
6/30/2014       12,318                 12,823     11,067             14,756     12,844       11,083            14,733
12/31/2014      12,951                 13,269     11,254             15,531     13,336       11,336            15,493
6/30/2015       12,989                 13,350     11,150             15,832     13,409       11,215            15,790

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2015 (UNAUDITED)


------------------------------------------------------
                                           % OF TOTAL
TOP EQUITY HOLDINGS                       INVESTMENTS
------------------------------------------------------
HCC Insurance Holdings, Inc.                  0.5%
LyondellBasell Industries N.V., Class A       0.4
Rollins, Inc.                                 0.4
Eli Lilly & Co.                               0.4
DST Systems, Inc.                             0.4
------------------------------------------------------
  Total                                       2.1%
                                             =====

------------------------------------------------------
                                           % OF TOTAL
TOP FIXED-INCOME HOLDINGS BY ISSUER       INVESTMENTS
------------------------------------------------------
U.S. Government                               6.0%
Bank of America Corp.                         1.6
Goldman Sachs Group (The), Inc.               1.4
Morgan Stanley                                1.3
JPMorgan Chase & Co.                          1.3
------------------------------------------------------
  Total                                      11.6%
                                             =====

------------------------------------------------------
                                           % OF TOTAL
SECTOR ALLOCATION                         INVESTMENTS
------------------------------------------------------
Common Stocks:
  Financials                                 14.5%
  Industrials                                13.8
  Information Technology                      8.2
  Consumer Staples                            5.5
  Consumer Discretionary                      4.9
  Materials                                   4.2
  Health Care                                 3.4
  Energy                                      1.8
------------------------------------------------------
Total Common Stocks                          56.3
------------------------------------------------------
Corporate Bonds & Notes:
  Financials                                 14.1
  Utilities                                   4.3
  Health Care                                 3.6
  Energy                                      3.1
  Industrials                                 2.8
  Information Technology                      2.4
  Consumer Discretionary                      2.4
  Consumer Staples                            1.9
  Telecommunication Services                  1.8
  Materials                                   0.6
------------------------------------------------------
Total Corporate Bonds & Notes                37.0
------------------------------------------------------
U.S. Government Bonds & Notes                 6.0
------------------------------------------------------
Foreign Corporate Bonds & Notes:
  Health Care                                 0.4
  Energy                                      0.1
  Financials                                  0.1
  Materials                                   0.1
Total Foreign Corporate Bonds & Notes         0.7
------------------------------------------------------
  Total                                     100.0%
                                            ======

------------------------------------------------------
                                           % OF TOTAL
                                          FIXED-INCOME
CREDIT QUALITY(1)                         INVESTMENTS
------------------------------------------------------
AAA                                          15.5%
AA+                                           3.9
AA                                            4.0
AA-                                           7.8
A+                                            8.6
A                                            24.8
A-                                           15.5
BBB+                                          8.7
BBB                                           5.9
BBB-                                          5.3
------------------------------------------------------
  Total                                     100.0%
                                            ======

(1) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2015 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                                       PERIOD ENDED JUNE 30, 2015
                                                                                            1 YEAR
                                                                           SIX MONTH        ANNUAL       SINCE INCEPTION AVERAGE
                                                         INCEPTION DATE   TOTAL RETURN   TOTAL RETURN      ANNUAL TOTAL RETURN
FIRST TRUST MULTI INCOME ALLOCATION
  PORTFOLIO - CLASS I                                        5/1/14         -0.71%          0.60%                 3.27%
FIRST TRUST MULTI INCOME ALLOCATION
  PORTFOLIO - CLASS II                                                      -0.60%          0.88%                 3.52%
Blended Index (a)                                                            0.80%          4.11%                 5.70%
Barclays U.S. Aggregate Index (b)                                           -0.10%          1.86%                 2.43%
Russell 3000(R) Index (c)                                                    1.94%          7.29%                10.51%
------------------------------------------------------------------------------------------------------------------------------------


(a) The Blended Index return is split between the Russell 3000(R) Index (40%) and the Barclays U.S. Aggregate Index (60%).

(b) The Barclays U.S. Aggregate Index represents the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bonds included in the index are U.S. dollar denominated; have a fixed rate coupon; carry an investment-grade rating; have at least one year to final maturity; and meet certain criteria for minimum amount of outstanding par value. (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT - CLASS I
                                    May 1, 2014 - June 30, 2015

               First Trust Multi Income Allocation    Blended    Barclays U.S.      Russell 3000(R)
               Portfolio -- Class I                   Index      Aggregate Index    Index
5/1/2014       $10,000                                $10,000    $10,000            $10,000
6/30/2014       10,320                                 10,245     10,096             10,470
12/31/2014      10,457                                 10,582     10,295             11,020
6/30/2015       10,383                                 10,667     10,284             11,234

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                               SEMI-ANNUAL REPORT
                           JUNE 30, 2015 (UNAUDITED)


----------------------------------------------------------------------
                                                           % OF TOTAL
TOP 10 HOLDINGS                                            INVESTMENTS
----------------------------------------------------------------------
First Trust Senior Loan Fund                                  15.3%
First Trust Preferred Securities and Income ETF                9.2
iShares iBoxx $ Investment Grade Corporate Bond ETF            9.0
First Trust Tactical High Yield ETF                            7.1
iShares MBS ETF                                                3.6
Enterprise Products Partners, L.P.                             0.9
Kinder Morgan, Inc.                                            0.8
U.S. Treasury Inflation Indexed Note 0.13%, 04/15/17           0.8
Plains All American Pipeline, L.P.                             0.8
U.S. Treasury Inflation Indexed Bond 3.38%, 04/15/32           0.6
----------------------------------------------------------------------
  Total                                                       48.1%
                                                              =====

------------------------------------------------------
                                           % OF TOTAL
SECTOR ALLOCATION                          INVESTMENTS
------------------------------------------------------
Exchange-Traded Funds                         45.0%
------------------------------------------------------
Common Stocks:
  Financials                                   4.2
  Energy                                       3.6
  Utilities                                    3.1
  Consumer Discretionary                       2.9
  Information Technology                       2.6
  Industrials                                  2.6
  Health Care                                  2.5
  Consumer Staples                             1.7
  Telecommunication Services                   0.7
  Materials                                    0.7
------------------------------------------------------
Total Common Stocks                           24.6
------------------------------------------------------
Real Estate Investment Trusts:
  Financials                                  11.4
------------------------------------------------------
Total Real Estate Investment Trusts           11.4
------------------------------------------------------
Master Limited Partnerships:
  Energy                                       7.5
  Utilities                                    0.7
  Materials                                    0.1
------------------------------------------------------
Total Master Limited Partnerships              8.3
------------------------------------------------------
U.S. Government Bonds & Notes                  8.0
------------------------------------------------------
U.S. Government Agency Mortgage-Backed
  Securities                                   1.7
------------------------------------------------------
Mortgage-Backed Securities                     0.9
------------------------------------------------------
Asset-Backed Securities                        0.1
------------------------------------------------------
  Total                                      100.0%
                                             ======

FIRST TRUST VARIABLE INSURANCE TRUST
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2015 (UNAUDITED)


As a shareholder of First Trust/Dow Jones Dividend & Income Allocation Portfolio or First Trust Multi Income Allocation Portfolio (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, if any; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2015.

ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                   HYPOTHETICAL
                                              ACTUAL EXPENSES                              (5% RETURN BEFORE EXPENSES)
                                 ------------------------------------------   ------------------------------------------------------
                                                                EXPENSES                                     EXPENSES
                                   BEGINNING       ENDING     PAID DURING       BEGINNING       ENDING     PAID DURING      ANNUAL-
                                    ACCOUNT       ACCOUNT        PERIOD          ACCOUNT       ACCOUNT        PERIOD         IZED
                                     VALUE         VALUE       1/1/2015-          VALUE         VALUE       1/1/2015-       EXPENSE
                                    1/1/2015     6/30/2015   6/30/2015 (a)       1/1/2015     6/30/2015   6/30/2015 (a)    RATIO (b)
                                 --------------  ----------  --------------   --------------  ----------  --------------   ---------
First Trust/Dow Jones Dividend &
  Income Allocation Portfolio
      Class I                      $ 1,000.00    $ 1,002.90      $ 5.96         $ 1,000.00    $ 1,018.84      $ 6.01         1.20%
      Class II                     $ 1,000.00    $ 1,004.10      $ 4.72         $ 1,000.00    $ 1,020.08      $ 4.76         0.95%

First Trust Multi Income
  Allocation Portfolio
      Class I                      $ 1,000.00    $   992.90      $ 4.89         $ 1,000.00    $ 1,019.89      $ 4.96         0.99%
      Class II                     $ 1,000.00    $   994.00      $ 3.76         $ 1,000.00    $ 1,021.03      $ 3.81         0.76%


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2015 through June 30, 2015), multiplied by 181/365 (to reflect the one-half year period).

(b) The expense ratios reflect an expense cap. First Trust Multi Income Allocation Portfolio expense ratios reflect an additional waiver. See Note 3 in the Notes to Financial Statements.

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS -- 55.3%

             AEROSPACE & DEFENSE -- 2.5%
      6,342  Boeing (The) Co. ............................................................  $     879,762
      7,014  General Dynamics Corp. ......................................................        993,814
      9,126  Honeywell International, Inc. ...............................................        930,578
      4,690  Lockheed Martin Corp. .......................................................        871,871
      5,914  Northrop Grumman Corp. ......................................................        938,138
      8,713  Raytheon Co. ................................................................        833,660
      8,122  United Technologies Corp. ...................................................        900,973
                                                                                            -------------
                                                                                                6,348,796
                                                                                            -------------
             AIR FREIGHT & LOGISTICS -- 0.4%
      5,753  FedEx Corp. .................................................................        980,311
                                                                                            -------------
             BANKS -- 1.6%
     13,779  Cullen/Frost Bankers, Inc. ..................................................      1,082,754
     23,527  East West Bancorp, Inc. .....................................................      1,054,480
     21,799  U.S. BanCorp. ...............................................................        946,077
     17,500  Wells Fargo & Co. ...........................................................        984,200
                                                                                            -------------
                                                                                                4,067,511
                                                                                            -------------
             BEVERAGES -- 1.4%
     23,475  Coca-Cola (The) Co. .........................................................        920,924
     21,537  Coca-Cola Enterprises, Inc. .................................................        935,568
     12,128  Dr. Pepper Snapple Group, Inc. ..............................................        884,131
      9,955  PepsiCo, Inc. ...............................................................        929,200
                                                                                            -------------
                                                                                                3,669,823
                                                                                            -------------
             BUILDING PRODUCTS -- 0.4%
     14,497  A.O. Smith Corp. ............................................................      1,043,494
                                                                                            -------------
             CAPITAL MARKETS -- 1.1%
     18,547  Franklin Resources, Inc. ....................................................        909,359
     21,591  SEI Investments Co. .........................................................      1,058,607
     11,755  T. Rowe Price Group, Inc. ...................................................        913,716
                                                                                            -------------
                                                                                                2,881,682
                                                                                            -------------
             CHEMICALS -- 3.3%
      8,972  Airgas, Inc. ................................................................        949,058
     19,841  Dow Chemical (The) Co. ......................................................      1,015,264
      8,322  Ecolab, Inc. ................................................................        940,969
     16,627  FMC Corp. ...................................................................        873,749
      8,108  International Flavors & Fragrances, Inc. ....................................        886,123
     10,842  LyondellBasell Industries N.V., Class A......................................      1,122,364
      8,460  Monsanto Co. ................................................................        901,751
      7,885  Praxair, Inc. ...............................................................        942,652
      3,345  Sherwin-Williams (The) Co. ..................................................        919,942
                                                                                            -------------
                                                                                                8,551,872
                                                                                            -------------
             COMMERCIAL SERVICES & SUPPLIES -- 0.8%
     11,661  Cintas Corp. ................................................................        986,404
     38,491  Rollins, Inc. ...............................................................      1,098,148
                                                                                            -------------
                                                                                                2,084,552
                                                                                            -------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             COMMUNICATIONS EQUIPMENT -- 0.7%
     17,976  Plantronics, Inc. ...........................................................  $   1,012,228
     13,728  QUALCOMM, Inc. ..............................................................        859,785
                                                                                            -------------
                                                                                                1,872,013
                                                                                            -------------
             CONTAINERS & PACKAGING -- 0.4%
     14,986  AptarGroup, Inc. ............................................................        955,657
                                                                                            -------------
             DISTRIBUTORS -- 0.4%
     10,215  Genuine Parts Co. ...........................................................        914,549
                                                                                            -------------
             ELECTRICAL EQUIPMENT -- 1.1%
     18,119  AMETEK, Inc. ................................................................        992,559
     16,811  Emerson Electric Co. ........................................................        931,834
      8,207  Rockwell Automation, Inc. ...................................................      1,022,920
                                                                                            -------------
                                                                                                2,947,313
                                                                                            -------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.7%
     16,153  Amphenol Corp., Class A......................................................        936,389
     13,290  TE Connectivity, Ltd. .......................................................        854,547
                                                                                            -------------
                                                                                                1,790,936
                                                                                            -------------
             ENERGY EQUIPMENT & SERVICES -- 0.7%
     19,041  National Oilwell Varco, Inc. ................................................        919,299
     11,409  Schlumberger, Ltd. ..........................................................        983,342
                                                                                            -------------
                                                                                                1,902,641
                                                                                            -------------
             FOOD & STAPLES RETAILING -- 0.7%
      9,222  CVS Health Corp. ............................................................        967,203
     11,573  Wal-Mart Stores, Inc. .......................................................        820,873
                                                                                            -------------
                                                                                                1,788,076
                                                                                            -------------
             FOOD PRODUCTS -- 2.2%
     16,816  General Mills, Inc. .........................................................        936,987
      9,431  Hershey (The) Co. ...........................................................        837,756
     16,743  Hormel Foods Corp. ..........................................................        943,803
     12,231  Ingredion, Inc. .............................................................        976,156
      8,922  J&J Snack Foods Corp. .......................................................        987,398
     12,345  McCormick & Co., Inc. .......................................................        999,328
                                                                                            -------------
                                                                                                5,681,428
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
     13,896  Baxter International, Inc. ..................................................        971,747
                                                                                            -------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.4%
     10,545  Cardinal Health, Inc. .......................................................        882,089
     19,510  Patterson Cos., Inc. ........................................................        949,162
     12,386  Quest Diagnostics, Inc. .....................................................        898,233
      8,046  UnitedHealth Group, Inc. ....................................................        981,612
                                                                                            -------------
                                                                                                3,711,096
                                                                                            -------------
             HOTELS, RESTAURANTS & LEISURE -- 1.1%
      6,256  Cracker Barrel Old Country Store, Inc. ......................................        933,145
      9,768  McDonald's Corp. ............................................................        928,644
     26,131  Texas Roadhouse, Inc. .......................................................        978,083
                                                                                            -------------
                                                                                                2,839,872
                                                                                            -------------


Page 10                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             HOUSEHOLD DURABLES -- 0.4%
     24,363  Newell Rubbermaid, Inc. .....................................................  $   1,001,563
                                                                                            -------------
             HOUSEHOLD PRODUCTS -- 0.7%
     11,144  Church & Dwight Co., Inc. ...................................................        904,113
     11,617  Procter & Gamble (The) Co. ..................................................        908,914
                                                                                            -------------
                                                                                                1,813,027
                                                                                            -------------
             INDUSTRIAL CONGLOMERATES -- 1.1%
      5,770  3M Co. ......................................................................        890,311
     11,211  Danaher Corp. ...............................................................        959,549
      5,536  Roper Industries, Inc. ......................................................        954,739
                                                                                            -------------
                                                                                                2,804,599
                                                                                            -------------
             INSURANCE - 9.4%
      8,539  ACE, Ltd. ...................................................................        868,245
     14,872  AFLAC, Inc. .................................................................        925,038
     23,562  Allied World Assurance Co. Holdings AG.......................................      1,018,350
     13,374  Allstate Corp. ..............................................................        867,571
     14,839  American Financial Group, Inc. ..............................................        965,128
      9,904  Aon PLC......................................................................        987,231
     18,981  Argo Group International Holdings, Ltd. .....................................      1,057,242
     20,153  Aspen Insurance Holdings, Ltd. ..............................................        965,329
     18,454  Axis Capital Holdings, Ltd. .................................................        984,890
      9,414  Chubb Corp. .................................................................        895,648
     17,866  Cincinnati Financial Corp. ..................................................        896,516
     22,976  CNA Financial Corp. .........................................................        877,913
     15,569  Endurance Specialty Holdings, Ltd. ..........................................      1,022,883
      5,471  Everest Re Group, Ltd. ......................................................        995,777
     26,679  First American Financial Corp. ..............................................        992,725
     16,797  HCC Insurance Holdings, Inc. ................................................      1,290,681
     16,971  Marsh & McLennan Cos., Inc. .................................................        962,256
     18,701  Primerica, Inc. .............................................................        854,449
     20,733  ProAssurance Corp. ..........................................................        958,072
     34,996  Progressive (The) Corp. .....................................................        973,939
     10,215  Reinsurance Group of America, Inc. ..........................................        969,097
      9,546  RenaissanceRe Holdings, Ltd. ................................................        969,014
     17,331  Torchmark Corp. .............................................................      1,009,011
      8,804  Travelers (The) Cos., Inc. ..................................................        850,995
     22,609  Validus Holdings, Ltd. ......................................................        994,570
                                                                                            -------------
                                                                                               24,152,570
                                                                                            -------------
             INTERNET & CATALOG RETAIL -- 0.4%
     13,951  HSN, Inc. ...................................................................        979,221
                                                                                            -------------
             IT SERVICES -- 3.3%
     10,161  Accenture PLC, Class A.......................................................        983,381
     11,116  Automatic Data Processing, Inc. .............................................        891,837
     17,303  Broadridge Financial Solutions, Inc. ........................................        865,323
      8,597  DST Systems, Inc. ...........................................................      1,083,050
      5,931  International Business Machines Corp. .......................................        964,736
     13,621  Jack Henry & Associates, Inc. ...............................................        881,279
     11,018  MasterCard, Inc., Class A....................................................      1,029,963


                        See Notes to Financial Statements                Page 11

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             IT SERVICES (CONTINUED)
     19,185  Paychex, Inc. ...............................................................  $     899,393
     14,552  Visa, Inc., Class A..........................................................        977,167
                                                                                            -------------
                                                                                                8,576,129
                                                                                            -------------
             MACHINERY -- 5.1%
     14,408  CLARCOR, Inc. ...............................................................        896,754
      6,865  Cummins, Inc. ...............................................................        900,619
     25,243  Donaldson Co., Inc. .........................................................        903,699
     12,554  IDEX Corp. ..................................................................        986,493
      9,798  Illinois Tool Works, Inc. ...................................................        899,358
     13,982  Ingersoll-Rand PLC...........................................................        942,667
     14,557  Lincoln Electric Holdings, Inc. .............................................        886,376
     26,346  Mueller Industries, Inc. ....................................................        914,733
     12,150  Nordson Corp. ...............................................................        946,364
      8,013  Parker Hannifin Corp. .......................................................        932,152
      6,473  Snap-On, Inc. ...............................................................      1,030,825
     13,575  Toro (The) Co. ..............................................................        920,114
      7,746  Valmont Industries, Inc. ....................................................        920,767
     10,017  Wabtec Corp. ................................................................        944,002
                                                                                            -------------
                                                                                               13,024,923
                                                                                            -------------
             MEDIA -- 1.1%
     16,856  Comcast Corp., Class A.......................................................      1,013,720
     12,207  Omnicom Group, Inc. .........................................................        848,264
      9,076  Walt Disney (The) Co. .......................................................      1,035,935
                                                                                            -------------
                                                                                                2,897,919
                                                                                            -------------
             METALS & MINING -- 0.4%
     12,379  Kaiser Aluminum Corp. .......................................................      1,028,447
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS -- 1.1%
      9,069  Chevron Corp. ...............................................................        874,886
     15,289  ConocoPhillips...............................................................        938,898
     11,199  Exxon Mobil Corp. ...........................................................        931,757
                                                                                            -------------
                                                                                                2,745,541
                                                                                            -------------
             PHARMACEUTICALS -- 1.5%
     13,103  Eli Lilly & Co. .............................................................      1,093,969
      9,462  Johnson & Johnson............................................................        922,167
     16,561  Merck & Co., Inc. ...........................................................        942,818
     27,362  Pfizer, Inc. ................................................................        917,448
                                                                                            -------------
                                                                                                3,876,402
                                                                                            -------------
             PROFESSIONAL SERVICES -- 0.4%
     10,237  Equifax, Inc. ...............................................................        993,910
                                                                                            -------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.4%
     80,874  Capstead Mortgage Corp. .....................................................        897,701
     44,711  PennyMac Mortgage Investment Trust...........................................        779,313
     16,720  Post Properties, Inc. .......................................................        909,066
      4,826  Public Storage...............................................................        889,770
                                                                                            -------------
                                                                                                3,475,850
                                                                                            -------------


Page 12                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
      5,588  Jones Lang LaSalle, Inc. ....................................................  $     955,548
                                                                                            -------------
             ROAD & RAIL -- 1.1%
     11,147  JB Hunt Transport Services, Inc. ............................................        915,057
     14,357  Landstar System, Inc. .......................................................        960,053
      8,788  Union Pacific Corp. .........................................................        838,111
                                                                                            -------------
                                                                                                2,713,221
                                                                                            -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.8%
     15,108  Analog Devices, Inc. ........................................................        969,707
     30,441  Intel Corp. .................................................................        925,863
     20,340  Linear Technology Corp. .....................................................        899,638
     16,647  Texas Instruments, Inc. .....................................................        857,487
     22,503  Xilinx, Inc. ................................................................        993,733
                                                                                            -------------
                                                                                                4,646,428
                                                                                            -------------
             SOFTWARE -- 1.5%
      5,977  FactSet Research Systems, Inc. ..............................................        971,323
      9,817  Intuit, Inc. ................................................................        989,259
     23,414  Microsoft Corp. .............................................................      1,033,728
     22,060  Oracle Corp. ................................................................        889,018
                                                                                            -------------
                                                                                                3,883,328
                                                                                            -------------
             SPECIALTY RETAIL -- 0.7%
      8,379  Home Depot (The), Inc. ......................................................        931,158
     13,589  TJX (The) Cos., Inc. ........................................................        899,184
                                                                                            -------------
                                                                                                1,830,342
                                                                                            -------------
             TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
      7,240  Ralph Lauren Corp. ..........................................................        958,286
     12,639  VF Corp. ....................................................................        881,444
                                                                                            -------------
                                                                                                1,839,730
                                                                                            -------------
             THRIFTS & MORTGAGE FINANCE -- 0.4%
     80,328  Northwest Bancshares, Inc. ..................................................      1,029,805
                                                                                            -------------
             TOBACCO -- 0.4%
     13,813  Reynolds American, Inc. .....................................................      1,031,279
                                                                                            -------------
             TRADING COMPANIES & DISTRIBUTORS -- 0.7%
     13,184  MSC Industrial Direct Co., Inc., Class A.....................................        919,848
      4,036  W.W. Grainger, Inc. .........................................................        955,119
                                                                                            -------------
                                                                                                1,874,967
                                                                                            -------------
             TOTAL COMMON STOCKS..........................................................    142,178,118
             (Cost $134,039,391)                                                            -------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES -- 36.3%

             AEROSPACE & DEFENSE -- 0.9%
$   250,000  Boeing (The) Co. ...................................    2.35%      10/30/21    $     250,337
    150,000  Boeing (The) Co. ...................................    2.50%      03/01/25          142,701
     25,000  Boeing (The) Co. ...................................    6.63%      02/15/38           33,522
    150,000  Boeing (The) Co. ...................................    3.50%      03/01/45          133,018
    300,000  Boeing Capital Corp. ...............................    4.70%      10/27/19          332,789
    200,000  Lockheed Martin Corp. ..............................    3.60%      03/01/35          185,604
    200,000  Northrop Grumman Corp. .............................    5.05%      11/15/40          210,345
    250,000  United Technologies Corp. ..........................    1.80%      06/01/17          253,713
    450,000  United Technologies Corp. ..........................    3.10%      06/01/22          453,998
    100,000  United Technologies Corp. ..........................    6.05%      06/01/36          121,646
    150,000  United Technologies Corp. ..........................    4.50%      06/01/42          152,742
                                                                                            -------------
                                                                                                2,270,415
                                                                                            -------------
             AIR FREIGHT & LOGISTICS -- 0.2%
    100,000  FedEx Corp. ........................................    2.30%      02/01/20           99,497
    425,000  FedEx Corp. ........................................    3.20%      02/01/25          414,819
                                                                                            -------------
                                                                                                  514,316
                                                                                            -------------
             AIRLINES -- 0.1%
    200,000  Southwest Airlines Co. .............................    2.75%      11/06/19          203,123
                                                                                            -------------
             BANKS -- 5.9%
    550,000  Bank of America Corp. ..............................    5.30%      03/15/17          582,683
  1,400,000  Bank of America Corp. ..............................    2.60%      01/15/19        1,416,433
    775,000  Bank of America Corp. ..............................    5.70%      01/24/22          880,968
    500,000  Bank of America Corp. ..............................    4.00%      04/01/24          509,721
    100,000  Bank of America Corp. ..............................    4.00%      01/22/25           97,621
    225,000  Bank of America Corp. ..............................    5.88%      02/07/42          260,414
    225,000  Bank of America Corp. ..............................    4.88%      04/01/44          229,425
    825,000  Citigroup, Inc. ....................................    4.45%      01/10/17          862,243
    200,000  Citigroup, Inc. ....................................    2.50%      09/26/18          202,409
    250,000  Citigroup, Inc. ....................................    2.40%      02/18/20          247,173
    825,000  Citigroup, Inc. ....................................    4.50%      01/14/22          889,916
    300,000  Citigroup, Inc. ....................................    4.30%      11/20/26          293,999
    200,000  Citigroup, Inc. ....................................    6.13%      08/25/36          229,186
    200,000  Citigroup, Inc. ....................................    5.88%      01/30/42          234,815
    100,000  Citigroup, Inc. ....................................    6.68%      09/13/43          121,538
    600,000  HSBC USA, Inc. .....................................    1.63%      01/16/18          598,581
    600,000  HSBC USA, Inc. .....................................    4.88%      08/24/20          664,523
    300,000  JPMorgan Chase & Co. ...............................    2.20%      10/22/19          297,538
    650,000  JPMorgan Chase & Co. ...............................    4.63%      05/10/21          703,618
    325,000  JPMorgan Chase & Co. ...............................    3.20%      01/25/23          319,072
    600,000  JPMorgan Chase & Co. ...............................    3.88%      02/01/24          610,444
    100,000  JPMorgan Chase & Co. ...............................    4.13%      12/15/26           98,550
    400,000  JPMorgan Chase & Co. ...............................    6.40%      05/15/38          496,670
    100,000  JPMorgan Chase & Co. ...............................    4.85%      02/01/44          103,570
    100,000  JPMorgan Chase & Co. ...............................    4.95%      06/01/45           97,580
    437,000  JPMorgan Chase Bank N.A. ...........................    6.00%      10/01/17          476,635
    150,000  PNC Bank N.A. ......................................    1.60%      06/01/18          149,826
    375,000  PNC Financial Services Group (The), Inc. ...........    3.90%      04/29/24          379,524


Page 14                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             BANKS (CONTINUED)
$   700,000  Wells Fargo & Co. ..................................    6.00%      11/15/17    $     771,336
    325,000  Wells Fargo & Co. ..................................    2.13%      04/22/19          326,454
    200,000  Wells Fargo & Co. ..................................    2.15%      01/30/20          198,219
    950,000  Wells Fargo & Co. ..................................    3.00%      01/22/21          966,218
    475,000  Wells Fargo & Co. ..................................    3.30%      09/09/24          468,264
    200,000  Wells Fargo & Co. ..................................    5.95%      08/26/36          239,938
    200,000  Wells Fargo & Co. ..................................    3.90%      05/01/45          180,445
                                                                                            -------------
                                                                                               15,205,549
                                                                                            -------------
             BEVERAGES -- 0.5%
    125,000  Anheuser-Busch Inbev Finance, Inc. .................    4.63%      02/01/44          126,119
    200,000  Anheuser-Busch Inbev Worldwide, Inc. ...............    2.50%      07/15/22          192,519
    875,000  Coca-Cola (The) Co. ................................    3.20%      11/01/23          884,782
                                                                                            -------------
                                                                                                1,203,420
                                                                                            -------------
             BIOTECHNOLOGY -- 0.8%
    350,000  Amgen, Inc. ........................................    2.70%      05/01/22          338,889
    300,000  Amgen, Inc. ........................................    3.63%      05/22/24          298,156
    100,000  Amgen, Inc. ........................................    3.13%      05/01/25           94,811
    400,000  Amgen, Inc. ........................................    5.38%      05/15/43          426,028
    175,000  Gilead Sciences, Inc. ..............................    2.35%      02/01/20          175,741
    525,000  Gilead Sciences, Inc. ..............................    3.50%      02/01/25          526,388
    100,000  Gilead Sciences, Inc. ..............................    4.80%      04/01/44          103,163
    125,000  Gilead Sciences, Inc. ..............................    4.50%      02/01/45          124,822
                                                                                            -------------
                                                                                                2,087,998
                                                                                            -------------
             CAPITAL MARKETS -- 2.7%
    400,000  Goldman Sachs Group (The), Inc. ....................    5.63%      01/15/17          423,723
    625,000  Goldman Sachs Group (The), Inc. ....................    6.15%      04/01/18          695,191
    400,000  Goldman Sachs Group (The), Inc. ....................    2.55%      10/23/19          401,181
    300,000  Goldman Sachs Group (The), Inc. ....................    2.60%      04/23/20          298,697
    600,000  Goldman Sachs Group (The), Inc. ....................    3.63%      01/22/23          596,801
    600,000  Goldman Sachs Group (The), Inc. ....................    4.00%      03/03/24          611,136
    150,000  Goldman Sachs Group (The), Inc. ....................    3.50%      01/23/25          145,644
    400,000  Goldman Sachs Group (The), Inc. ....................    6.25%      02/01/41          474,395
    450,000  Morgan Stanley......................................    2.13%      04/25/18          453,226
    695,000  Morgan Stanley......................................    2.50%      01/24/19          701,802
    400,000  Morgan Stanley......................................    2.65%      01/27/20          399,542
    550,000  Morgan Stanley......................................    5.50%      07/28/21          620,934
    300,000  Morgan Stanley......................................    3.75%      02/25/23          303,643
    450,000  Morgan Stanley......................................    3.88%      04/29/24          455,301
    350,000  Morgan Stanley......................................    6.38%      07/24/42          430,642
                                                                                            -------------
                                                                                                7,011,858
                                                                                            -------------
             CHEMICALS -- 0.3%
    475,000  Dow Chemical (The) Co. .............................    8.55%      05/15/19          579,625
    200,000  Dow Chemical (The) Co. .............................    3.00%      11/15/22          192,719
    25,000   Dow Chemical (The) Co. .............................    4.25%      10/01/34           23,559
    25,000   Dow Chemical (The) Co. .............................    4.63%      10/01/44           23,426
                                                                                            -------------
                                                                                                  819,329
                                                                                            -------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             COMMUNICATIONS EQUIPMENT -- 0.4%
$   100,000  Cisco Systems, Inc. ................................    3.00%      06/15/22    $     100,567
    600,000  Cisco Systems, Inc. ................................    3.63%      03/04/24          619,760
    100,000  Cisco Systems, Inc. ................................    3.50%      06/15/25          101,204
    225,000  Cisco Systems, Inc. ................................    5.90%      02/15/39          269,275
                                                                                            -------------
                                                                                                1,090,806
                                                                                            -------------
             CONSUMER FINANCE -- 2.1%
     50,000  American Express Co. ...............................    8.13%      05/20/19           60,702
    450,000  American Express Co. ...............................    3.63%      12/05/24          438,706
    550,000  American Express Credit Corp. ......................    2.80%      09/19/16          561,604
    700,000  American Express Credit Corp. ......................    2.13%      07/27/18          708,389
    175,000  Capital One Financial Corp. ........................    2.45%      04/24/19          175,176
    550,000  Capital One Financial Corp. ........................    3.75%      04/24/24          548,487
    200,000  Capital One N.A. ...................................    1.65%      02/05/18          198,591
    200,000  Capital One N.A. ...................................    2.95%      07/23/21          197,412
    800,000  Caterpillar Financial Services Corp. ...............    1.63%      06/01/17          808,430
    150,000  Caterpillar Financial Services Corp. ...............    3.25%      12/01/24          148,718
    400,000  Ford Motor Credit Co., LLC..........................    2.88%      10/01/18          406,738
     50,000  Ford Motor Credit Co., LLC..........................    2.60%      11/04/19           49,686
    200,000  Ford Motor Credit Co., LLC..........................    2.46%      03/27/20          196,765
    100,000  Ford Motor Credit Co., LLC..........................    3.22%      01/09/22           99,023
    825,000  Ford Motor Credit Co., LLC..........................    4.38%      08/06/23          857,059
                                                                                            -------------
                                                                                                5,455,486
                                                                                            -------------
             DIVERSIFIED FINANCIAL SERVICES -- 0.9%
    700,000  General Electric Capital Corp. .....................    5.63%      09/15/17          762,490
    425,000  General Electric Capital Corp. .....................    4.63%      01/07/21          468,270
    200,000  General Electric Capital Corp. .....................    3.45%      05/15/24          202,883
    750,000  General Electric Capital Corp. .....................    6.75%      03/15/32          975,277
                                                                                            -------------
                                                                                                2,408,920
                                                                                            -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.8%
    500,000  AT&T, Inc. .........................................    1.70%      06/01/17          502,150
    100,000  AT&T, Inc. .........................................    2.45%      06/30/20           98,141
    225,000  AT&T, Inc. .........................................    3.88%      08/15/21          232,393
    200,000  AT&T, Inc. .........................................    3.00%      06/30/22          193,414
    150,000  AT&T, Inc. .........................................    3.90%      03/11/24          151,542
    200,000  AT&T, Inc. .........................................    3.40%      05/15/25          191,136
    100,000  AT&T, Inc. .........................................    4.50%      05/15/35           92,221
    325,000  AT&T, Inc. .........................................    4.80%      06/15/44          303,880
    100,000  AT&T, Inc. .........................................    4.75%      05/15/46           91,349
    956,000  Verizon Communications, Inc. .......................    2.63%      02/21/20          954,883
    325,000  Verizon Communications, Inc. .......................    5.15%      09/15/23          356,423
    400,000  Verizon Communications, Inc. .......................    3.50%      11/01/24          389,829
    231,000  Verizon Communications, Inc. (a)....................    4.27%      01/15/36          209,064
     49,000  Verizon Communications, Inc. .......................    6.55%      09/15/43           57,517
    349,000  Verizon Communications, Inc. .......................    5.01%      08/21/54          321,540
    472,000  Verizon Communications, Inc. (a)....................    4.67%      03/15/55          412,325
                                                                                            -------------
                                                                                                4,557,807
                                                                                            -------------


Page 16                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             ELECTRIC UTILITIES -- 3.6%
$   500,000  Alabama Power Co. ..................................    4.15%      08/15/44    $     479,701
    100,000  Alabama Power Co. ..................................    3.75%      03/01/45           90,078
    875,000  American Electric Power Co., Inc. ..................    1.65%      12/15/17          876,521
    300,000  Appalachian Power Co. ..............................    4.40%      05/15/44          284,105
    225,000  CenterPoint Energy Houston Electric LLC.............    2.25%      08/01/22          213,401
    295,000  CenterPoint Energy Houston Electric LLC.............    4.50%      04/01/44          304,164
    300,000  Commonwealth Edison Co. ............................    3.40%      09/01/21          312,280
    250,000  Commonwealth Edison Co. ............................    3.70%      03/01/45          225,047
    525,000  Constellation Energy Group, Inc. ...................    5.15%      12/01/20          581,611
    350,000  Duke Energy Carolinas LLC...........................    6.00%      01/15/38          429,037
     50,000  Duke Energy Carolinas LLC...........................    3.75%      06/01/45           45,715
    200,000  Duke Energy Corp. ..................................    2.10%      06/15/18          202,106
    300,000  Duke Energy Corp. ..................................    3.55%      09/15/21          311,709
    325,000  Duke Energy Corp. ..................................    3.75%      04/15/24          331,748
     50,000  Exelon Corp. .......................................    3.95%      06/15/25           50,396
     50,000  Exelon Corp. .......................................    5.10%      06/15/45           50,391
    350,000  Florida Power & Light Co. ..........................    3.25%      06/01/24          353,683
    210,000  Florida Power & Light Co. ..........................    4.05%      06/01/42          204,997
    310,000  Metropolitan Edison Co. (a).........................    3.50%      03/15/23          305,739
    200,000  MidAmerican Energy Co. .............................    3.50%      10/15/24          204,095
    200,000  MidAmerican Energy Co. .............................    4.80%      09/15/43          212,775
    250,000  MidAmerican Energy Co. .............................    4.40%      10/15/44          250,864
    125,000  Monongahela Power Co. (a)...........................    5.40%      12/15/43          138,563
    625,000  NV Energy, Inc. ....................................    6.25%      11/15/20          724,771
    150,000  Ohio Edison Co. ....................................    6.88%      07/15/36          185,917
    100,000  Pacific Gas & Electric Co. .........................    3.50%      06/15/25          100,028
    200,000  Pacific Gas & Electric Co. .........................    4.30%      03/15/45          192,887
    195,000  Public Service Electric & Gas Co. ..................    2.38%      05/15/23          186,039
    275,000  Public Service Electric & Gas Co. ..................    3.95%      05/01/42          261,504
    200,000  Southern California Edison Co. .....................    3.50%      10/01/23          205,385
    200,000  Southern California Edison Co. .....................    3.60%      02/01/45          178,741
    100,000  Southwestern Electric Power Co. ....................    6.20%      03/15/40          121,132
    200,000  Virginia Electric and Power Co. ....................    3.45%      02/15/24          202,813
    475,000  Virginia Electric and Power Co. ....................    4.45%      02/15/44          478,146
                                                                                            -------------
                                                                                                9,296,089
                                                                                            -------------
             FOOD & STAPLES RETAILING -- 0.9%
    745,000  CVS Caremark Corp. .................................    4.00%      12/05/23          770,913
    250,000  Kroger (The) Co. ...................................    3.30%      01/15/21          255,489
    300,000  Kroger (The) Co. ...................................    5.15%      08/01/43          317,449
    325,000  Wal-Mart Stores, Inc. ..............................    3.30%      04/22/24          329,198
    575,000  Wal-Mart Stores, Inc. ..............................    5.63%      04/15/41          680,085
                                                                                            -------------
                                                                                                2,353,134
                                                                                            -------------
             FOOD PRODUCTS -- 0.2%
     50,000  JM Smucker (The) Co. (a)............................    1.75%      03/15/18           49,999
     50,000  JM Smucker (The) Co. (a)............................    2.50%      03/15/20           49,765
     50,000  JM Smucker (The) Co. (a)............................    3.50%      03/15/25           49,084
    300,000  Kraft Foods Group, Inc. ............................    5.00%      06/04/42          300,057
     50,000  Kraft Heinz Foods Co. (a)...........................    2.80%      07/02/20           50,096


                        See Notes to Financial Statements                Page 17

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             FOOD PRODUCTS (CONTINUED)
$    50,000  Kraft Heinz Foods Co. (a)...........................    3.50%      07/15/22    $      50,193
     50,000  Kraft Heinz Foods Co. (a)...........................    5.20%      07/15/45           51,436
                                                                                            -------------
                                                                                                  600,630
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
    210,000  Becton Dickinson and Co. ...........................    1.80%      12/15/17          210,151
    225,000  Becton Dickinson and Co. ...........................    2.68%      12/15/19          225,404
    100,000  Becton Dickinson and Co. ...........................    3.73%      12/15/24           99,860
     50,000  Becton Dickinson and Co. ...........................    4.69%      12/15/44           48,572
    150,000  Medtronic, Inc. (a).................................    2.50%      03/15/20          150,350
    200,000  Medtronic, Inc. (a).................................    3.15%      03/15/22          201,077
    300,000  Medtronic, Inc. (a).................................    3.50%      03/15/25          299,342
    250,000  Medtronic, Inc. (a).................................    4.63%      03/15/45          253,701
                                                                                            -------------
                                                                                                1,488,457
                                                                                            -------------
             HEALTH CARE PROVIDERS & SERVICES -- 0.7%
    550,000  UnitedHealth Group, Inc. ...........................    1.63%      03/15/19          543,716
    275,000  UnitedHealth Group, Inc. ...........................    4.70%      02/15/21          303,502
    550,000  UnitedHealth Group, Inc. ...........................    2.88%      12/15/21          550,423
    200,000  UnitedHealth Group, Inc. ...........................    2.88%      03/15/23          192,723
    150,000  UnitedHealth Group, Inc. ...........................    6.88%      02/15/38          197,683
                                                                                            -------------
                                                                                                1,788,047
                                                                                            -------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY
                PRODUCERS -- 0.2%
    525,000  NextEra Energy Capital Holdings, Inc. ..............    2.40%      09/15/19          524,955
                                                                                            -------------
             INDUSTRIAL CONGLOMERATES -- 0.1%
    375,000  General Electric Co. ...............................    4.50%      03/11/44          381,769
                                                                                            -------------
             INSURANCE -- 1.9%
    600,000  American International Group, Inc. .................    5.85%      01/16/18          661,885
    400,000  American International Group, Inc. .................    3.38%      08/15/20          414,513
    200,000  American International Group, Inc. .................    4.13%      02/15/24          207,910
     50,000  American International Group, Inc. .................    3.88%      01/15/35           45,311
    200,000  American International Group, Inc. .................    6.25%      05/01/36          237,942
    150,000  Hartford Financial Services Group (The), Inc. ......    5.13%      04/15/22          166,594
    150,000  Hartford Financial Services Group (The), Inc. ......    5.95%      10/15/36          171,227
    550,000  MetLife, Inc. ......................................    6.75%      06/01/16          578,682
    425,000  MetLife, Inc. ......................................    3.60%      04/10/24          429,080
    100,000  MetLife, Inc. ......................................    3.00%      03/01/25           95,801
    300,000  MetLife, Inc. ......................................    4.88%      11/13/43          312,083
    575,000  Prudential Financial, Inc. .........................    3.50%      05/15/24          569,515
    225,000  Prudential Financial, Inc. .........................    4.60%      05/15/44          218,394
    300,000  Travelers (The) Cos., Inc. .........................    5.75%      12/15/17          331,749
    325,000  Travelers (The) Cos., Inc. .........................    6.75%      06/20/36          436,104
                                                                                            -------------
                                                                                                4,876,790
                                                                                            -------------
             IT SERVICES -- 0.3%
    600,000  International Business Machines Corp. ..............    1.63%      05/15/20          583,865
    100,000  International Business Machines Corp. ..............    3.63%      02/12/24          101,391
                                                                                            -------------
                                                                                                  685,256
                                                                                            -------------


Page 18                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             MACHINERY -- 0.3%
$   650,000  Caterpillar, Inc. ..................................    3.90%      05/27/21    $     693,611
                                                                                            -------------
             MEDIA -- 1.8%
    300,000  21st Century Fox America, Inc. .....................    3.00%      09/15/22          293,584
    175,000  21st Century Fox America, Inc. .....................    5.40%      10/01/43          187,496
     75,000  21st Century Fox America, Inc. .....................    4.75%      09/15/44           73,619
    275,000  CBS Corp. ..........................................    2.30%      08/15/19          272,049
    500,000  Comcast Corp. ......................................    2.85%      01/15/23          486,367
    100,000  Comcast Corp. ......................................    3.38%      08/15/25           98,806
    675,000  Comcast Corp. ......................................    4.25%      01/15/33          660,420
    275,000  DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. ...    5.20%      03/15/20          303,620
    175,000  NBCUniversal Media LLC..............................    2.88%      01/15/23          170,119
    150,000  Time Warner Cable, Inc. ............................    6.75%      07/01/18          167,357
    175,000  Time Warner Cable, Inc. ............................    4.50%      09/15/42          143,259
    350,000  Time Warner, Inc. ..................................    4.88%      03/15/20          382,327
    100,000  Time Warner, Inc. ..................................    3.60%      07/15/25           97,471
    200,000  Time Warner, Inc. ..................................    6.50%      11/15/36          235,626
     50,000  Viacom, Inc. .......................................    2.75%      12/15/19           50,048
    125,000  Viacom, Inc. .......................................    3.88%      04/01/24          122,618
     50,000  Viacom, Inc. .......................................    4.85%      12/15/34           46,381
     50,000  Viacom, Inc. .......................................    6.88%      04/30/36           55,804
    100,000  Walt Disney (The) Co. ..............................    5.50%      03/15/19          113,101
    250,000  Walt Disney (The) Co. ..............................    2.35%      12/01/22          242,090
    375,000  Walt Disney (The) Co. ..............................    4.13%      06/01/44          369,786
                                                                                            -------------
                                                                                                4,571,948
                                                                                            -------------
             METALS & MINING -- 0.3%
    500,000  Freeport-McMoRan Copper & Gold, Inc. ...............    2.38%      03/15/18          496,493
    275,000  Newmont Mining Corp. ...............................    5.13%      10/01/19          299,037
                                                                                            -------------
                                                                                                  795,530
                                                                                            -------------
             MULTI-UTILITIES -- 0.4%
    230,000  Consolidated Edison Co. of New York, Inc. ..........    3.30%      12/01/24          230,338
    385,000  Consolidated Edison Co. of New York, Inc. ..........    4.45%      03/15/44          380,766
     50,000  Dominion Gas Holdings LLC...........................    2.50%      12/15/19           50,575
     50,000  Dominion Gas Holdings LLC...........................    4.60%      12/15/44           47,239
    200,000  Dominion Resources, Inc. ...........................    5.20%      08/15/19          221,490
                                                                                            -------------
                                                                                                  930,408
                                                                                            -------------
             MULTILINE RETAIL -- 0.1%
    150,000  Macy's Retail Holdings, Inc. .......................    3.63%      06/01/24          149,866
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS -- 3.1%
    175,000  Chevron Corp. ......................................    2.19%      11/15/19          176,078
    200,000  Chevron Corp. ......................................    1.96%      03/03/20          198,492
    200,000  ConocoPhillips Co. .................................    5.75%      02/01/19          226,197
    350,000  ConocoPhillips Co. .................................    2.40%      12/15/22          332,895
     50,000  ConocoPhillips Co. .................................    4.15%      11/15/34           48,454
    225,000  ConocoPhillips Co. .................................    6.50%      02/01/39          279,788
    160,000  Continental Resources, Inc. ........................    4.50%      04/15/23          154,523
    100,000  Continental Resources, Inc. ........................    4.90%      06/01/44           84,519
    325,000  Devon Energy Corp. .................................    2.25%      12/15/18          326,143


                        See Notes to Financial Statements                Page 19

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS (CONTINUED)
$   325,000  Devon Energy Corp. .................................    3.25%      05/15/22    $     321,708
    175,000  Devon Energy Corp. .................................    5.60%      07/15/41          183,850
    185,000  Enbridge Energy Partners L.P........................    5.50%      09/15/40          176,307
     50,000  Energy Transfer Partners L.P........................    2.50%      06/15/18           50,112
     50,000  Energy Transfer Partners L.P........................    4.15%      10/01/20           51,447
    300,000  Energy Transfer Partners L.P........................    3.60%      02/01/23          284,563
     50,000  Energy Transfer Partners L.P........................    4.05%      03/15/25           47,242
     50,000  Energy Transfer Partners L.P........................    4.75%      01/15/26           49,583
    175,000  Energy Transfer Partners L.P........................    6.50%      02/01/42          180,849
     50,000  Energy Transfer Partners L.P........................    6.13%      12/15/45           50,250
    200,000  Enterprise Products Operating LLC...................    1.65%      05/07/18          199,938
    250,000  Enterprise Products Operating LLC...................    3.70%      02/15/26          242,590
    100,000  Enterprise Products Operating LLC...................    4.90%      05/15/46           94,550
    100,000  Exxon Mobil Corp. ..................................    1.31%      03/06/18           99,958
    100,000  Exxon Mobil Corp. ..................................    1.91%      03/06/20           99,469
    200,000  Exxon Mobil Corp. ..................................    2.40%      03/06/22          196,382
    150,000  Exxon Mobil Corp. ..................................    2.71%      03/06/25          145,847
    200,000  Exxon Mobil Corp. ..................................    3.57%      03/06/45          181,523
    350,000  Kinder Morgan Energy Partners L.P...................    3.95%      09/01/22          342,796
    150,000  Kinder Morgan Energy Partners L.P...................    4.25%      09/01/24          146,364
    175,000  Kinder Morgan Energy Partners L.P...................    6.95%      01/15/38          188,621
    300,000  Kinder Morgan, Inc. ................................    3.05%      12/01/19          299,974
    300,000  Kinder Morgan, Inc. ................................    4.30%      06/01/25          290,194
     50,000  Kinder Morgan, Inc. ................................    5.05%      02/15/46           43,512
    750,000  ONEOK Partners L.P..................................    2.00%      10/01/17          751,971
    100,000  ONEOK Partners L.P..................................    3.80%      03/15/20          102,221
    175,000  ONEOK Partners L.P..................................    3.38%      10/01/22          161,247
     50,000  ONEOK Partners L.P..................................    4.90%      03/15/25           49,554
    175,000  Phillips 66.........................................    4.30%      04/01/22          183,925
     75,000  Phillips 66.........................................    5.88%      05/01/42           82,002
    300,000  Pioneer Natural Resources Co. ......................    3.95%      07/15/22          302,826
    350,000  Spectra Energy Capital LLC..........................    3.30%      03/15/23          321,505
    125,000  Valero Energy Corp. ................................    6.63%      06/15/37          141,605
     50,000  Valero Energy Corp. ................................    4.90%      03/15/45           47,032
                                                                                            -------------
                                                                                                7,938,606
                                                                                            -------------
             PHARMACEUTICALS -- 1.4%
    500,000  AbbVie, Inc. .......................................    1.75%      11/06/17          501,596
    250,000  AbbVie, Inc. .......................................    2.50%      05/14/20          247,716
    275,000  AbbVie, Inc. .......................................    2.90%      11/06/22          266,718
    150,000  AbbVie, Inc. .......................................    3.60%      05/14/25          148,564
    175,000  AbbVie, Inc. .......................................    4.40%      11/06/42          166,224
    100,000  Johnson & Johnson...................................    2.45%      12/05/21          100,998
    375,000  Johnson & Johnson...................................    5.85%      07/15/38          477,042
     75,000  Merck & Co, Inc. ...................................    1.85%      02/10/20           74,421
     50,000  Merck & Co, Inc. ...................................    3.70%      02/10/45           44,784
  1,000,000  Novartis Capital Corp. .............................    3.40%      05/06/24        1,016,684
    400,000  Pfizer, Inc. .......................................    3.40%      05/15/24          403,608
    250,000  Pfizer, Inc. .......................................    4.40%      05/15/44          247,230
                                                                                            -------------
                                                                                                3,695,585
                                                                                            -------------


Page 20                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             REAL ESTATE INVESTMENT TRUSTS -- 0.2%
$   575,000  Boston Properties L.P...............................    3.85%      02/01/23    $     589,718
                                                                                            -------------
             ROAD & RAIL -- 1.2%
    350,000  Burlington Northern Santa Fe LLC....................    3.00%      03/15/23          342,524
    475,000  Burlington Northern Santa Fe LLC....................    5.15%      09/01/43          512,618
    200,000  CSX Corp. ..........................................    6.25%      03/15/18          224,282
    425,000  CSX Corp. ..........................................    3.40%      08/01/24          426,099
    200,000  CSX Corp. ..........................................    4.50%      08/01/54          188,499
    425,000  Ryder System, Inc. .................................    2.45%      09/03/19          424,547
    300,000  Ryder System, Inc. .................................    2.65%      03/02/20          299,842
    300,000  Union Pacific Corp. ................................    3.75%      03/15/24          315,833
     50,000  Union Pacific Corp. ................................    3.38%      02/01/35           44,542
     70,000  Union Pacific Corp. ................................    4.85%      06/15/44           74,863
    150,000  Union Pacific Corp. ................................    4.15%      01/15/45          143,872
                                                                                            -------------
                                                                                                2,997,521
                                                                                            -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
    475,000  Intel Corp. ........................................    2.70%      12/15/22          464,887
    160,000  Intel Corp. ........................................    4.80%      10/01/41          160,860
                                                                                            -------------
                                                                                                  625,747
                                                                                            -------------
             SOFTWARE -- 0.8%
     75,000  Microsoft Corp. ....................................    1.85%      02/12/20           75,092
    200,000  Microsoft Corp. ....................................    2.38%      02/12/22          196,598
    150,000  Microsoft Corp. ....................................    3.63%      12/15/23          156,251
     50,000  Microsoft Corp. ....................................    3.50%      02/12/35           45,805
    275,000  Microsoft Corp. ....................................    4.88%      12/15/43          295,492
    100,000  Oracle Corp. .......................................    2.38%      01/15/19          101,538
    100,000  Oracle Corp. .......................................    2.25%      10/08/19          100,640
    100,000  Oracle Corp. .......................................    2.50%      05/15/22           97,192
    200,000  Oracle Corp. .......................................    3.63%      07/15/23          205,880
    300,000  Oracle Corp. .......................................    3.40%      07/08/24          301,104
    400,000  Oracle Corp. .......................................    5.38%      07/15/40          443,352
                                                                                            -------------
                                                                                                2,018,944
                                                                                            -------------
             SPECIALTY RETAIL -- 0.5%
    600,000  Home Depot (The), Inc. .............................    4.40%      04/01/21          662,375
    250,000  Home Depot (The), Inc. .............................    3.75%      02/15/24          260,454
    300,000  Home Depot (The), Inc. .............................    5.40%      09/15/40          342,474
                                                                                            -------------
                                                                                                1,265,303
                                                                                            -------------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS -- 0.6%
    350,000  Apple, Inc. ........................................     2.85%     05/06/21          355,430
    375,000  Apple, Inc. ........................................     2.40%     05/03/23          359,113
    100,000  Apple, Inc. ........................................     2.50%     02/09/25           93,888
     50,000  Apple, Inc. ........................................     3.85%     05/04/43           45,621
    175,000  Apple, Inc. ........................................     4.45%     05/06/44          175,177
     50,000  Apple, Inc. ........................................     3.45%     02/09/45           42,487
     50,000  Apple, Inc. ........................................     4.38%     05/13/45           49,394
    150,000  EMC Corp. ..........................................     1.88%     06/01/18          150,354


                        See Notes to Financial Statements                Page 21

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
CORPORATE BONDS AND NOTES (CONTINUED)

             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS (CONTINUED)
$   300,000  Hewlett-Packard Co. ................................    3.75%      12/01/20    $     309,529
                                                                                            -------------
                                                                                                1,580,993
                                                                                            -------------
             TOBACCO -- 0.3%
    250,000  Altria Group, Inc. .................................    2.85%      08/09/22          240,685
    200,000  Altria Group, Inc. .................................   10.20%      02/06/39          330,318
     50,000  Reynolds American, Inc. ............................    4.00%      06/12/22           51,150
     50,000  Reynolds American, Inc. ............................    4.45%      06/12/25           51,041
     50,000  Reynolds American, Inc. ............................    5.70%      08/15/35           51,998
     50,000  Reynolds American, Inc. ............................    5.85%      08/15/45           52,633
                                                                                            -------------
                                                                                                  777,825
                                                                                            -------------
             TOTAL CORPORATE BONDS AND NOTES..............................................     93,455,759
             (Cost $94,916,404)                                                             -------------

U.S. GOVERNMENT BONDS AND NOTES -- 5.9%

    275,000  U.S. Treasury Bond..................................    5.38%      02/15/31          369,767
  1,690,000  U.S. Treasury Bond..................................    4.50%      02/15/36        2,125,439
    525,000  U.S. Treasury Bond..................................    3.13%      08/15/44          525,943
    650,000  U.S. Treasury Bond..................................    3.00%      11/15/44          635,933
    150,000  U.S. Treasury Note (b)..............................    0.25%      05/15/16          149,965
    825,000  U.S. Treasury Note (b)..............................    0.88%      10/15/17          826,934
  1,850,000  U.S. Treasury Note..................................    1.38%      09/30/18        1,865,464
  1,400,000  U.S. Treasury Note..................................    1.50%      05/31/19        1,407,875
  4,050,000  U.S. Treasury Note..................................    1.38%      03/31/20        4,010,448
  2,500,000  U.S. Treasury Note..................................    2.13%      09/30/21        2,525,195
    350,000  U.S. Treasury Note..................................    1.75%      04/30/22          343,465
    300,000  U.S. Treasury Note..................................    2.13%      05/15/25          294,586
                                                                                            -------------
             TOTAL U.S. GOVERNMENT BONDS AND NOTES........................................     15,081,014
             (Cost $15,367,687)                                                             -------------

FOREIGN CORPORATE BONDS AND NOTES -- 0.7%

             CAPITAL MARKETS -- 0.1%
    200,000  Credit Suisse.......................................    5.40%      01/14/20          221,357
                                                                                            -------------
             CHEMICALS -- 0.1%
    125,000  LYB International Finance, B.V......................    4.88%      03/15/44          121,909
    100,000  LyondellBasell Industries N.V.......................    4.63%      02/26/55           88,436
                                                                                            -------------
                                                                                                  210,345
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS -- 0.1%
    125,000  Encana Corp. .......................................    6.63%      08/15/37          134,994
    100,000  Encana Corp. .......................................    5.15%      11/15/41           92,558
                                                                                            -------------
                                                                                                  227,552
                                                                                            -------------
             PHARMACEUTICALS -- 0.4%
    150,000  Actavis Funding SCS.................................    2.35%      03/12/18          150,890
    375,000  Actavis Funding SCS.................................    3.00%      03/12/20          376,788
    200,000  Actavis Funding SCS.................................    3.45%      03/15/22          198,399
    250,000  Actavis Funding SCS.................................    3.80%      03/15/25          246,073


Page 22                 See Notes to Financial Statements

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (CONTINUED)

             PHARMACEUTICALS (CONTINUED)
$   200,000  Actavis Funding SCS.................................    4.55%      03/15/35    $     190,760
    100,000  Actavis Funding SCS.................................    4.75%      03/15/45           95,575
                                                                                            -------------
                                                                                                1,258,485
                                                                                            -------------
             TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................      1,917,739
             (Cost $1,986,380)                                                              -------------

             TOTAL INVESTMENTS - 98.2%....................................................    252,632,630
             (Cost $246,309,862) (c)

             NET OTHER ASSETS AND LIABILITIES - 1.8%......................................      4,526,261
                                                                                            -------------
             NET ASSETS - 100.0%..........................................................  $ 257,158,891
                                                                                            =============

-----------------------------
(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgement. At June 30, 2015, securities noted as such amounted to $2,270,734 or 0.88% of net assets.

(b) All or a portion of this security is segregated as collateral for open futures contracts.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,588,817 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,266,049.


                        See Notes to Financial Statements                Page 23

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                       LEVEL 2        LEVEL 3
                                                         TOTAL          LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                        VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                            6/30/2015         PRICES         INPUTS         INPUTS
--------------------------------------------------    ------------    ------------   ------------   ------------
Common Stocks*....................................    $142,178,118    $142,178,118   $         --   $         --
Corporate Bonds and Notes*........................      93,455,759              --     93,455,759             --
U.S. Government Bonds and Notes...................      15,081,014              --     15,081,014             --
Foreign Corporate Bonds and Notes*................       1,917,739              --      1,917,739             --
                                                      ------------    ------------   ------------   ------------
Total Investments.................................    $252,632,630    $142,178,118   $110,454,512   $         --
                                                      ------------    ------------   ------------   ------------
Other Financial Instruments:
Futures Contracts**...............................         173,219         173,219             --             --
                                                      ------------    ------------   ------------   ------------
Total.............................................    $252,805,849     142,351,337   $110,454,512   $         --
                                                      ============    ============   ============   ============


*     See Portfolio of Investments for industry breakout.

** Includes appreciation/depreciation on futures contracts as presented on the Statements of Operations. Only the current day's variation margin is presented on the Statements of Assets and Liabilities.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

OPEN FUTURES CONTRACTS AT JUNE 30, 2015 (see Note 2D - Futures Contracts in the Notes to Financial Statements):

                                                                                                      UNREALIZED
                                                     NUMBER OF       EXPIRATION       NOTIONAL      APPRECIATION/
SHORT FUTURES CONTRACTS                              CONTRACTS         MONTH           VALUE        (DEPRECIATION)
------------------------------------------------    ------------    ------------    ------------    --------------
U.S. Treasury 5-Year Notes                               40           Sep-2015      $  4,770,313      $    3,438
U.S. Treasury 10-Year Notes                              98           Sep-2015        12,364,844         105,656
Ultra Long Term U.S. Treasury Bond Futures               14           Sep-2015         2,156,875          64,125
                                                                                    ------------      ----------
Total Futures Contracts                                                             $ 19,292,032      $  173,219
                                                                                    ============      ==========


Page 24                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
EXCHANGE-TRADED FUNDS -- 44.0%

     54,780  First Trust Preferred Securities and Income ETF (a)..........................  $   1,038,081
     35,430  First Trust Senior Loan Fund (a).............................................      1,732,172
     16,050  First Trust Tactical High Yield ETF (a)......................................        802,018
        280  iShares 20+ Year Treasury Bond ETF...........................................         32,889
        585  iShares 7-10 Year Treasury Bond ETF..........................................         61,431
      8,790  iShares iBoxx $ Investment Grade Corporate Bond ETF..........................      1,017,179
      3,790  iShares MBS ETF..............................................................        411,670
                                                                                            -------------
             TOTAL EXCHANGE-TRADED FUNDS..................................................      5,095,440
             (Cost $5,159,681)                                                              -------------

COMMON STOCKS -- 24.0%

             AEROSPACE & DEFENSE -- 0.8%
        312  Boeing (The) Co. ............................................................         43,281
        437  Honeywell International, Inc. ...............................................         44,561
                                                                                            -------------
                                                                                                   87,842
                                                                                            -------------
             AUTO COMPONENTS -- 0.4%
        857  Johnson Controls, Inc. ......................................................         42,447
                                                                                            -------------
             AUTOMOBILES -- 0.4%
        343  Toyota Motor Corp., ADR......................................................         45,876
                                                                                            -------------
             BANKS -- 1.1%
        659  JPMorgan Chase & Co. ........................................................         44,654
        970  U.S. BanCorp. ...............................................................         42,098
        757  Wells Fargo & Co. ...........................................................         42,574
                                                                                            -------------
                                                                                                  129,326
                                                                                            -------------
             BEVERAGES -- 0.4%
        363  Anheuser-Busch InBev N.V., ADR...............................................         43,803
                                                                                            -------------
             CAPITAL MARKETS -- 1.0%
        326  Ameriprise Financial, Inc. ..................................................         40,727
        113  BlackRock, Inc. .............................................................         39,096
        994  Invesco Ltd. ................................................................         37,265
                                                                                            -------------
                                                                                                  117,088
                                                                                            -------------
             CHEMICALS -- 0.7%
        381  International Flavors & Fragrances, Inc. ....................................         41,639
        384  LyondellBasell Industries N.V., Class A......................................         39,752
                                                                                            -------------
                                                                                                   81,391
                                                                                            -------------
             COMMUNICATIONS EQUIPMENT -- 0.3%
      1,491  Cisco Systems, Inc. .........................................................         40,943
                                                                                            -------------
             CONSUMER FINANCE -- 0.4%
        495  Capital One Financial Corp. .................................................         43,545
                                                                                            -------------
             DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
        817  Verizon Communications, Inc. ................................................         38,080
                                                                                            -------------
             ELECTRIC UTILITIES -- 1.2%
        605  American Electric Power Co., Inc. ...........................................         32,047
        527  Eversource Energy............................................................         23,931
        978  ITC Holdings Corp. ..........................................................         31,472


                        See Notes to Financial Statements                Page 25

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             ELECTRIC UTILITIES (CONTINUED)
        325  NextEra Energy, Inc. ........................................................  $      31,860
        384  Southern (The) Co. ..........................................................         16,090
                                                                                            -------------
                                                                                                  135,400
                                                                                            -------------
             ELECTRICAL EQUIPMENT -- 0.4%
        627  Eaton Corp. PLC..............................................................         42,316
                                                                                            -------------
             ENERGY EQUIPMENT & SERVICES -- 0.3%
        408  Schlumberger Ltd. ...........................................................         35,166
                                                                                            -------------
             FOOD & STAPLES RETAILING -- 0.9%
        492  CVS Health Corp. ............................................................         51,601
        625  Walgreens Boots Alliance, Inc. ..............................................         52,775
                                                                                            -------------
                                                                                                  104,376
                                                                                            -------------
             GAS UTILITIES -- 0.7%
        308  Atmos Energy Corp. ..........................................................         15,794
        150  Chesapeake Utilities Corp. ..................................................          8,078
        559  ONE Gas, Inc. ...............................................................         23,791
        444  Piedmont Natural Gas Co., Inc. ..............................................         15,678
        315  South Jersey Industries, Inc. ...............................................          7,790
        456  UGI Corp. ...................................................................         15,709
                                                                                            -------------
                                                                                                   86,840
                                                                                            -------------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
        955  Abbott Laboratories..........................................................         46,871
                                                                                            -------------
             HEALTH CARE PROVIDERS & SERVICES -- 1.4%
        493  Aetna, Inc. .................................................................         62,838
        513  AmerisourceBergen Corp. .....................................................         54,552
        503  Cardinal Health, Inc. .......................................................         42,076
                                                                                            -------------
                                                                                                  159,466
                                                                                            -------------
             HOTELS, RESTAURANTS & LEISURE -- 0.5%
      1,058  Starbucks Corp. .............................................................         56,725
                                                                                            -------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.1%
        173  NRG Yield, Inc., Class A.....................................................          3,804
        173  NRG Yield, Inc., Class C.....................................................          3,787
                                                                                            -------------
                                                                                                    7,591
                                                                                            -------------
             INDUSTRIAL CONGLOMERATES -- 0.3%
        345  Siemens AG, ADR..............................................................         35,028
                                                                                            -------------
             INSURANCE -- 1.6%
      1,298  FNF Group....................................................................         48,013
      1,064  Hartford Financial Services Group (The), Inc. ...............................         44,230
      1,357  Horace Mann Educators Corp. .................................................         49,368
        748  MetLife, Inc. ...............................................................         41,881
                                                                                            -------------
                                                                                                  183,492
                                                                                            -------------
             IT SERVICES -- 0.4%
        495  Accenture PLC, Class A.......................................................         47,906
                                                                                            -------------


Page 26                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             MACHINERY -- 0.8%
        297  Cummins, Inc. ...............................................................  $      38,963
        336  Snap-on, Inc. ...............................................................         53,508
                                                                                            -------------
                                                                                                   92,471
                                                                                            -------------
             MEDIA -- 0.4%
        452  Walt Disney (The) Co. .......................................................         51,591
                                                                                            -------------
             MULTI-UTILITIES -- 1.0%
        139  Alliant Energy Corp. ........................................................          8,023
      1,013  CMS Energy Corp. ............................................................         32,254
        118  Dominion Resources, Inc. ....................................................          7,891
        357  National Grid PLC, ADR.......................................................         23,051
        169  NiSource, Inc. ..............................................................          7,705
        202  Public Service Enterprise Group, Inc. .......................................          7,935
        159  Sempra Energy................................................................         15,731
        350  WEC Energy Group, Inc. ......................................................         15,740
                                                                                            -------------
                                                                                                  118,330
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS -- 3.2%
        340  Chevron Corp. ...............................................................         32,800
        532  ConocoPhillips...............................................................         32,670
      1,147  Enbridge Income Fund Holdings, Inc. (CAD)....................................         31,710
        677  Enbridge, Inc. ..............................................................         31,677
      1,298  Inter Pipeline Ltd. (CAD)....................................................         29,826
      2,436  Kinder Morgan, Inc. .........................................................         93,518
        723  Spectra Energy Corp. ........................................................         23,570
        738  TransCanada Corp. ...........................................................         29,978
        759  Valero Energy Corp. .........................................................         47,513
        279  Williams (The) Cos., Inc. ...................................................         16,012
                                                                                            -------------
                                                                                                  369,274
                                                                                            -------------
             PHARMACEUTICALS -- 0.7%
        722  Sanofi, ADR..................................................................         35,761
        736  Teva Pharmaceutical Industries Ltd., ADR.....................................         43,498
                                                                                            -------------
                                                                                                   79,259
                                                                                            -------------
             ROAD & RAIL -- 0.3%
        354  Union Pacific Corp. .........................................................         33,761
                                                                                            -------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
      1,028  Broadcom Corp., Class A......................................................         52,932
      1,174  Intel Corp. .................................................................         35,707
        774  Texas Instruments, Inc. .....................................................         39,869
                                                                                            -------------
                                                                                                  128,508
                                                                                            -------------
             SOFTWARE -- 0.7%
        847  Microsoft Corp. .............................................................         37,395
      1,027  Oracle Corp. ................................................................         41,388
                                                                                            -------------
                                                                                                   78,783
                                                                                            -------------
             SPECIALTY RETAIL -- 0.8%
        709  Foot Locker, Inc. ...........................................................         47,510
        423  Home Depot (The), Inc. ......................................................         47,008
                                                                                            -------------
                                                                                                   94,518
                                                                                            -------------


                        See Notes to Financial Statements                Page 27

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

  SHARES                                      DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

             TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
        594  VF Corp. ....................................................................  $      41,426
                                                                                            -------------
             TOBACCO -- 0.3%
        351  British American Tobacco PLC, ADR............................................         37,996
                                                                                            -------------
             WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
        688  China Mobile Ltd., ADR.......................................................         44,094
                                                                                            -------------
             TOTAL COMMON STOCKS..........................................................      2,781,529
             (Cost $2,712,619)                                                              -------------

REAL ESTATE INVESTMENT TRUSTS -- 11.1%

             DIVERSIFIED REITS -- 0.4%
      5,203  Lexington Realty Trust.......................................................         44,121
                                                                                            -------------
             HEALTH CARE REITS -- 1.3%
        813  National Health Investors, Inc. .............................................         50,650
      1,439  Omega Healthcare Investors, Inc. ............................................         49,401
      1,836  Sabra Health Care REIT, Inc. ................................................         47,259
                                                                                            -------------
                                                                                                  147,310
                                                                                            -------------
             HOTEL & RESORT REITS -- 1.7%
      1,578  Chesapeake Lodging Trust.....................................................         48,097
      2,470  Host Hotels & Resorts, Inc. .................................................         48,980
      1,420  LaSalle Hotel Properties.....................................................         50,353
      1,716  RLJ Lodging Trust............................................................         51,102
                                                                                            -------------
                                                                                                  198,532
                                                                                            -------------
             INDUSTRIAL REITS -- 0.8%
      1,307  Prologis, Inc. ..............................................................         48,490
      2,287  STAG Industrial, Inc. .......................................................         45,740
                                                                                            -------------
                                                                                                   94,230
                                                                                            -------------
             OFFICE REITS -- 0.4%
      2,547  BioMed Realty Trust, Inc. ...................................................         49,259
                                                                                            -------------
             RESIDENTIAL REITS -- 1.9%
        767  Camden Property Trust........................................................         56,973
      1,669  Education Realty Trust, Inc. ................................................         52,340
      1,078  Equity LifeStyle Properties, Inc. ...........................................         56,681
        787  Mid-America Apartment Communities, Inc. .....................................         57,301
                                                                                            -------------
                                                                                                  223,295
                                                                                            -------------
             RETAIL REITS -- 2.2%
      2,222  Brixmor Property Group, Inc. ................................................         51,395
      2,162  Kimco Realty Corp. ..........................................................         48,731
      1,435  National Retail Properties, Inc. ............................................         50,239
      3,385  Retail Properties of America, Inc., Class A..................................         47,153
        301  Simon Property Group, Inc. ..................................................         52,079
                                                                                            -------------
                                                                                                  249,597
                                                                                            -------------


Page 28                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

  SHARES/
  UNITS                                       DESCRIPTION                                       VALUE
-----------  -----------------------------------------------------------------------------  -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

             SPECIALIZED REITS -- 2.4%
      1,493  Corrections Corp. of America.................................................  $      49,388
      2,016  CyrusOne, Inc. ..............................................................         59,371
        828  Digital Realty Trust, Inc. ..................................................         55,211
        944  EPR Properties...............................................................         51,712
        892  Extra Space Storage, Inc. ...................................................         58,176
        261  InfraREIT, Inc. .............................................................          7,402
                                                                                            -------------
                                                                                                  281,260
                                                                                            -------------
             TOTAL REAL ESTATE INVESTMENT TRUSTS..........................................      1,287,604
             (Cost $1,372,885)                                                              -------------

MASTER LIMITED PARTNERSHIPS -- 8.1%

             CHEMICALS -- 0.1%
        373  Westlake Chemical Partners, L.P..............................................          8,113
                                                                                            -------------
             GAS UTILITIES -- 0.5%
      1,361  AmeriGas Partners, L.P.......................................................         62,211
                                                                                            -------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS -- 0.2%
        572  NextEra Energy Partners, L.P.................................................         22,663
                                                                                            -------------
             OIL, GAS & CONSUMABLE FUELS -- 7.3%
        796  Alliance Holdings GP, L.P....................................................         31,163
      1,929  Alliance Resource Partners, L.P..............................................         48,148
        307  Columbia Pipeline Partners, L.P..............................................          7,736
      1,770  Enbridge Energy Partners, L.P................................................         58,994
        826  Energy Transfer Partners, L.P................................................         43,117
      3,377  Enterprise Products Partners, L.P............................................        100,939
        569  EQT Midstream Partners, L.P..................................................         46,396
        369  Hoegh LNG Partners, L.P......................................................          7,048
      1,396  Holly Energy Partners, L.P...................................................         49,055
        818  Magellan Midstream Partners, L.P.............................................         60,025
      1,326  NGL Energy Partners, L.P.....................................................         40,218
        436  ONEOK Partners, L.P..........................................................         14,824
      2,129  Plains All American Pipeline, L.P............................................         92,761
        166  Rose Rock Midstream, L.P.....................................................          7,760
        994  Spectra Energy Partners, L.P.................................................         45,823
        324  Tallgrass Energy Partners, L.P...............................................         15,578
        980  Targa Resources Partners, L.P................................................         37,828
        555  TC PipeLines, L.P............................................................         31,635
        963  Teekay LNG Partners, L.P.....................................................         31,009
        424  TransMontaigne Partners, L.P.................................................         16,112
      1,281  Williams Partners, L.P.......................................................         62,039
                                                                                            -------------
                                                                                                  848,208
                                                                                            -------------
             TOTAL MASTER LIMITED PARTNERSHIPS............................................        941,195
             (Cost $1,030,378)                                                              -------------



                        See Notes to Financial Statements                Page 29

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT BONDS AND NOTES -- 7.8%

$    16,092  U.S. Treasury Inflation Indexed Bond................    2.00%      01/15/26    $      18,499
     12,318  U.S. Treasury Inflation Indexed Bond................    2.38%      01/15/27           14,759
     21,457  U.S. Treasury Inflation Indexed Bond................    1.75%      01/15/28           24,341
     13,223  U.S. Treasury Inflation Indexed Bond................    2.50%      01/15/29           16,329
     49,449  U.S. Treasury Inflation Indexed Bond................    3.38%      04/15/32           69,828
      8,757  U.S. Treasury Inflation Indexed Bond................    2.13%      02/15/40           10,805
     11,668  U.S. Treasury Inflation Indexed Bond................    2.13%      02/15/41           14,501
      8,167  U.S. Treasury Inflation Indexed Bond................    0.75%      02/15/42            7,525
     61,330  U.S. Treasury Inflation Indexed Bond................    0.63%      02/15/43           54,520
      9,948  U.S. Treasury Inflation Indexed Bond................    1.38%      02/15/44           10,644
        301  U.S. Treasury Inflation Indexed Bond................    0.75%      02/15/45              276
     17,899  U.S. Treasury Inflation Indexed Note................    0.13%      04/15/16           17,990
     92,079  U.S. Treasury Inflation Indexed Note................    0.13%      04/15/17           93,366
     55,574  U.S. Treasury Inflation Indexed Note................    0.13%      04/15/18           56,468
     15,360  U.S. Treasury Inflation Indexed Note................    1.38%      07/15/18           16,295
     68,556  U.S. Treasury Inflation Indexed Note................    0.13%      04/15/19           69,471
     40,917  U.S. Treasury Inflation Indexed Note................    1.38%      01/15/20           43,798
     17,357  U.S. Treasury Inflation Indexed Note................    1.25%      07/15/20           18,595
     55,373  U.S. Treasury Inflation Indexed Note................    1.13%      01/15/21           58,643
      6,298  U.S. Treasury Inflation Indexed Note................    0.63%      07/15/21            6,509
     54,250  U.S. Treasury Inflation Indexed Note................    0.13%      01/15/22           53,834
     20,576  U.S. Treasury Inflation Indexed Note................    0.13%      07/15/22           20,447
     65,597  U.S. Treasury Inflation Indexed Note................    0.13%      01/15/23           64,526
      6,100  U.S. Treasury Inflation Indexed Note................    0.38%      07/15/23            6,130
      7,098  U.S. Treasury Inflation Indexed Note................    0.63%      01/15/24            7,228
     64,963  U.S. Treasury Inflation Indexed Note................    0.13%      07/15/24           63,460
     17,979  U.S. Treasury Inflation Indexed Note................    0.25%      01/15/25           17,664
     44,556  U.S. Treasury Inflation Indexed Note................    2.38%      01/15/25           52,489
                                                                                            -------------
             TOTAL U.S. GOVERNMENT BONDS AND NOTES........................................        908,940
             (Cost $914,561)                                                                -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 1.6%

             COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
             Fannie Mae REMICS
        410     Series 1988-16, Class B..........................    9.50%      06/25/18              435
        563     Series 1989-69, Class G..........................    7.60%      10/25/19              608
      4,517     Series 1990-109, Class J.........................    7.00%      09/25/20            4,851
      2,233     Series 1992-24, Class Z..........................    6.50%      04/25/22            2,464
      4,492     Series 1993-1, Class KA..........................    7.90%      01/25/23            5,130
      3,145     Series 1993-62, Class E..........................    7.00%      04/25/23            3,558
        532     Series 2003-9, Class EB..........................    5.00%      02/25/18              553
      6,347     Series 2003-28, Class GA.........................    4.00%      10/25/32            6,398
        461     Series 2003-131, Class CG........................    5.50%      05/25/33              466
      6,140     Series 2005-27, Class YC.........................    5.50%      02/25/35            6,503
      5,335     Series 2005-46, Class LW.........................    5.00%      06/25/20            5,550
        727     Series 2005-48, Class MD.........................    5.00%      04/25/34              759
      3,512     Series 2005-70, Class KJ.........................    5.50%      09/25/34            3,691
      2,878     Series 2005-120, Class NF (b)....................    0.29%      01/25/21            2,877
        278     Series 2006-75, Class YD.........................    5.00%      12/25/34              278


Page 30                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
             Fannie Mae REMICS (Continued)
$     9,985     Series 2009-36, Class AB.........................    4.00%      05/25/23    $      10,012
      5,105     Series 2009-81, Class AD.........................    4.50%      09/25/37            5,184
      4,731     Series 2010-39, Class PG.........................    4.00%      06/25/38            4,836
        452     Series 2010-69, Class EA.........................    4.00%      07/25/24              452
      1,736     Series 2011-38, Class AH.........................    2.75%      05/25/20            1,775
      7,370     Series 2013-31, Class NT.........................    3.00%      04/25/43            7,413
             FHLMC - GNMA
        856     Series 1993-5, Class HA..........................    7.50%      02/25/23              946
      1,865     Series 1994-27, Class D..........................    7.00%      03/25/24            2,103
             Freddie Mac REMICS
        284     Series 1991-1074, Class I........................    6.75%      05/15/21              304
      1,538     Series 1992-1250, Class J........................    7.00%      05/15/22            1,719
        470     Series 2005-3081, Class CP.......................    5.50%      10/15/34              471
      2,698     Series 2006-3116, Class PD.......................    5.00%      10/15/34            2,741
             Government National Mortgage Association
      2,153     Series 2008-85, Class HP.........................    4.00%      04/20/38            2,203
        862     Series 2009-62, Class BA.........................    4.50%      05/20/34              864
      2,100     Series 2010-117, Class MA........................    2.50%      09/16/23            2,134
     65,967     Series 2013-20, Class KI, IO.....................    5.00%      01/20/43           13,858
                                                                                            -------------
                                                                                                  101,136
                                                                                            -------------
             PASS-THROUGH SECURITIES -- 0.7%
                Federal Home Loan Mortgage Corporation
     24,696        Pool A47829...................................    4.00%      08/01/35           26,229
                Federal National Mortgage Association
     19,660        Pool AH1568...................................    4.50%      12/01/40           21,410
                Government National Mortgage Association
     17,389        Pool 3500.....................................    5.50%      01/20/34           19,846
     16,618        Pool 3711.....................................    5.50%      05/20/35           18,997
                                                                                            -------------
                                                                                                   86,482
                                                                                            -------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES......................        187,618
             (Cost $181,970)                                                                -------------

MORTGAGE-BACKED SECURITIES -- 0.9%

             COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.7%
             Credit Suisse First Boston Mortgage Securities Corp.
     13,919     Series 2004-1, Class 1A1.........................    5.75%      02/25/34           14,107
             JPMorgan ReRemic
     23,406     Series 2009-7, Class 5A1 (b) (c).................    6.00%      02/27/37           24,111
             MASTR Alternative Loan Trust
      9,604     Series 2004-10, Class 2A1........................    5.50%      10/25/19           10,015
             MASTR Asset Securitization Trust
     11,406     Series 2003-5, Class 2A1.........................    5.00%      06/25/18           11,817
             Prime Mortgage Trust
      2,443     Series 2004-CL1, Class 2A1.......................    5.00%      02/25/19            2,465
             RAAC Trust
      5,489     Series 2005-SP1, Class 2A1.......................    5.25%      09/25/34            5,665


                        See Notes to Financial Statements                Page 31

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 PRINCIPAL                                                          STATED       STATED
   VALUE                         DESCRIPTION                        COUPON      MATURITY        VALUE
-----------  ----------------------------------------------------  ---------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
             Wells Fargo Alternative Loan Trust
$     5,344     Series 2007-PA5, Class 2A1.......................    6.00%      11/25/22    $       5,499
             Wells Fargo Mortgage Backed Securities Trust
      5,447     Series 2006-17, Class A4.........................    5.50%      11/25/21            5,531
                                                                                            -------------
                                                                                                   79,210
                                                                                            -------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.2%
             Banc of America Merrill Lynch Commercial Mortgage,
             Inc.
     22,027     Series 2005-5, Class A4 (b)......................    5.12%      10/10/45           22,044
             Credit Suisse First Boston Mortgage Securities Corp.
      2,117     Series 2005-C5, Class A4 (b).....................    5.10%      08/15/38            2,114
                                                                                            -------------
                                                                                                   24,158
                                                                                            -------------
             TOTAL MORTGAGE-BACKED SECURITIES.............................................        103,368
             (Cost $101,473)                                                                -------------

ASSET-BACKED SECURITIES -- 0.1%

             AFC Home Equity Loan Trust
      2,350     Series 1997-4, Class 1A2 (b).....................    0.90%      12/22/27            2,320
             Countrywide Asset-Backed Certificates Trust
      1,078     Series 2005-4, Class AF3 (b).....................    4.46%      10/25/35            1,079
             Salomon Brothers Mortgage Securities VII, Inc.
      2,045     Series 1998-OPT1, Class M1 (b)...................    0.59%      07/25/28            2,034
                                                                                            -------------
             TOTAL ASSET-BACKED SECURITIES................................................          5,433
             (Cost $5,238)                                                                  -------------

             TOTAL INVESTMENTS -- 97.6%...................................................     11,311,127
             (Cost $11,478,805) (d)

             NET OTHER ASSETS AND LIABILITIES -- 2.4%.....................................        283,612
                                                                                            -------------
             NET ASSETS -- 100.0%.........................................................  $  11,594,739
                                                                                            =============

-----------------------------

(a)   Investment in affiliated fund.

(b) Floating or variable rate security. The interest rate shown reflects the rate in effect at June 30, 2015.

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At June 30, 2015, securities noted as such amounted to $24,111 or 0.21% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $180,770 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $348,448.

ADR   American Depositary Receipt

CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.


Page 32                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                       LEVEL 2        LEVEL 3
                                                         TOTAL          LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                        VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                            6/30/2015         PRICES         INPUTS         INPUTS
--------------------------------------------------    ------------    ------------   ------------   ------------
Exchange-Traded Funds.............................    $  5,095,440    $  5,095,440   $         --   $         --
Common Stocks*....................................       2,781,529       2,781,529             --             --
Real Estate Investment Trusts*....................       1,287,604       1,287,604             --             --
Master Limited Partnerships*......................         941,195         941,195             --             --
U.S. Government Bonds and Notes...................         908,940              --        908,940             --
U.S. Government Agency Mortgage-Backed
   Securities.....................................         187,618              --        187,618             --
Mortgage-Backed Securities........................         103,368              --        103,368             --
Asset-Backed Securities...........................           5,433              --          5,433             --
                                                      ------------    ------------   ------------   ------------
Total Investments.................................    $ 11,311,127    $ 10,105,768   $  1,205,359   $         --
                                                      ============    ============   ============   ============

*     See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                        See Notes to Financial Statements                Page 33

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2015 (UNAUDITED)

                                                                             FIRST TRUST/DOW
                                                                             JONES DIVIDEND          FIRST TRUST
                                                                                & INCOME            MULTI INCOME
                                                                               ALLOCATION            ALLOCATION
                                                                                PORTFOLIO             PORTFOLIO
                                                                            -----------------       -------------
ASSETS:
Investments, at value.....................................................    $ 252,632,630         $   7,738,856
Investments in affiliated funds, at value.................................               --             3,572,271
Cash and cash equivalents.................................................        3,369,160               248,281
Cash segregated as collateral for open futures contracts..................          193,938                    --
Receivables:
   Interest...............................................................        1,067,520                 4,217
   Dividends..............................................................          238,306                11,196
   Fund shares sold.......................................................           42,995                45,573
   Variation margin.......................................................            5,500                    --
   Investment securities sold.............................................               --                65,712
   From investment advisor................................................               --                20,268
   Reclaims...............................................................               --                   315
Prepaid expenses..........................................................           32,634                   207
                                                                              -------------         -------------
   Total Assets...........................................................      257,582,683            11,706,896
                                                                              -------------         -------------
LIABILITIES:
Due to custodian foreign currency.........................................               --                    18
Payables:
   Investment securities purchased........................................          149,571                61,312
   Investment advisory fees...............................................           82,343                    --
   12b-1 service fees (Class I)...........................................           53,585                 2,294
   Administrative service fees............................................           42,868                 1,853
   Licensing fees.........................................................           21,602                    --
   Custodian fees.........................................................           17,575                   562
   Audit and tax fees.....................................................           17,377                22,834
   Accounting and administration fees.....................................           16,603                 2,261
   Printing fees..........................................................            9,914                 3,373
   Transfer agent fees....................................................            8,000                 4,025
   Commitment fees........................................................            1,765                   868
   Fund shares redeemed...................................................            1,273                 8,713
   Financial reporting fees...............................................              771                    --
   Trustees' fees and expenses............................................               --                 3,946
Other liabilities.........................................................              545                    98
                                                                              -------------         -------------
   Total Liabilities......................................................          423,792               112,157
                                                                              -------------         -------------
NET ASSETS................................................................    $ 257,158,891         $  11,594,739
                                                                              -------------         -------------
NET ASSETS CONSIST OF:
Paid-in capital...........................................................    $ 243,033,971         $  11,648,540
Accumulated net investment income (loss)..................................        1,710,866                96,051
Accumulated net realized gain (loss) on investments, futures and foreign
  currency transactions...................................................        5,918,067                17,829
Net unrealized appreciation (depreciation) on investments, futures and
  foreign currency translation............................................        6,495,987              (167,681)
                                                                              -------------         -------------
NET ASSETS................................................................    $ 257,158,891         $  11,594,739
                                                                              =============         =============
CLASS I SHARES:
NET ASSETS................................................................    $ 257,148,295         $  11,487,833
                                                                              =============         =============
NET ASSET VALUE, PER SHARE................................................    $       12.20         $       10.31
                                                                              =============         =============
Number of Shares outstanding..............................................       21,078,218             1,113,993
                                                                              =============         =============
CLASS II SHARES:
NET ASSETS................................................................    $      10,596         $     106,906
                                                                              =============         =============
NET ASSET VALUE, PER SHARE................................................    $       12.22         $       10.31
                                                                              =============         =============
Number of Shares outstanding..............................................              867                10,367
                                                                              =============         =============
Investments, at cost......................................................    $ 246,309,862         $   7,876,262
                                                                              =============         =============
Investments in affiliated funds, at cost..................................    $          --         $   3,602,543
                                                                              =============         =============
Foreign currency, at cost.................................................    $          --         $         (18)
                                                                              =============         =============


Page 34                 See Notes to Financial Statements

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

                                                                             FIRST TRUST/DOW
                                                                             JONES DIVIDEND          FIRST TRUST
                                                                                & INCOME            MULTI INCOME
                                                                               ALLOCATION            ALLOCATION
                                                                                PORTFOLIO             PORTFOLIO
                                                                            -----------------       -------------
INVESTMENT INCOME:
Dividends.................................................................    $   1,649,177         $      70,424
Dividends from affiliated funds...........................................               --                67,342
Interest..................................................................        1,559,709                 4,138
Foreign withholding tax on dividend income................................               --                  (849)
                                                                              -------------         -------------
   Total investment income................................................        3,208,886               141,055
                                                                              -------------         -------------
EXPENSES:
Investment advisory fees..................................................          749,236                27,587
12b-1 service fees (Class I)..............................................          312,168                11,361
Administrative service fees...............................................          249,735                 8,151
Custodian fees............................................................          127,102                 1,513
Accounting and administration fees........................................           59,639                 4,432
Licensing fees............................................................           42,194                    --
Transfer agent fees.......................................................           41,216                25,418
Printing fees.............................................................           23,986                 8,612
Audit and tax fees........................................................           14,380                17,088
Legal fees................................................................           12,146                 1,585
Commitment fees...........................................................            9,486                 4,224
Trustees' fees and expenses...............................................            9,351                 7,971
Financial reporting fees..................................................            4,625                    --
Excise tax................................................................               --                    29
Other.....................................................................            3,924                 1,901
                                                                              -------------         -------------
   Total expenses.........................................................        1,659,188               119,872
   Fees waived or expenses reimbursed by the investment advisor...........         (160,731)              (74,486)
                                                                              -------------         -------------
Net expenses..............................................................        1,498,457                45,386
                                                                              -------------         -------------
NET INVESTMENT INCOME (LOSS)..............................................        1,710,429                95,669
                                                                              -------------         -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................        6,097,370                18,488
   Investments in affiliated funds........................................               --                (4,512)
   Futures................................................................         (296,238)                   --
   Foreign currency transactions..........................................               --                    20
                                                                              -------------         -------------
Net realized gain (loss)..................................................        5,801,132                13,996
                                                                              -------------         -------------
Net increase from payment by the advisor..................................               --                 5,456
                                                                              -------------         -------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................................       (7,660,190)             (265,027)
   Investments in affiliated funds........................................               --                 7,396
   Futures................................................................          302,593                    --
   Foreign currency translation...........................................               --                    (3)
                                                                              -------------         -------------
Net change in unrealized appreciation (depreciation)......................       (7,357,597)             (257,634)
                                                                              -------------         -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................       (1,556,465)             (238,182)
                                                                              -------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................    $     153,964         $    (142,513)
                                                                              =============         =============


                        See Notes to Financial Statements                Page 35

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        FIRST TRUST/DOW JONES DIVIDEND
                                                                                         & INCOME ALLOCATION PORTFOLIO
                                                                                        -------------------------------
                                                                                          FOR THE
                                                                                         SIX MONTHS         FOR THE
                                                                                           ENDED             YEAR
                                                                                         6/30/2015           ENDED
                                                                                        (UNAUDITED)     12/31/2014 (a)
                                                                                        ------------    ---------------
OPERATIONS:
Net investment income (loss).........................................................   $  1,710,429     $   1,848,661
Net realized gain (loss).............................................................      5,801,132         4,560,758
Net change in unrealized appreciation (depreciation).................................     (7,357,597)        7,194,938
                                                                                        ------------     -------------
Net increase (decrease) in net assets resulting from operations......................        153,964        13,604,357
                                                                                        ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class I..............................................................................       (744,804)       (1,105,002)
Class II.............................................................................            (44)              (90)
                                                                                        ------------     -------------
                                                                                            (744,848)       (1,105,092)
                                                                                        ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class I..............................................................................     (4,388,357)               --
Class II.............................................................................           (185)               --
                                                                                        ------------     -------------
                                                                                          (4,388,542)               --
                                                                                        ------------     -------------
Total distributions to shareholders..................................................     (5,133,390)       (1,105,092)
                                                                                        ------------     -------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold............................................................     85,854,153        89,311,771
Proceeds from shares reinvested......................................................      5,133,160         1,105,092
Cost of shares redeemed..............................................................    (23,987,754)      (13,856,252)
                                                                                        ------------     -------------
Net increase (decrease) in net assets resulting from capital transactions............     66,999,559        76,560,611
                                                                                        ------------     -------------
Total increase (decrease) in net assets..............................................     62,020,133        89,059,876
NET ASSETS:
Beginning of period..................................................................    195,138,758       106,078,882
                                                                                        ------------     -------------
End of period........................................................................   $257,158,891     $ 195,138,758
                                                                                        ============     =============
Accumulated net investment income (loss) at end of period............................   $  1,710,866     $     745,285
                                                                                        ============     =============

-----------------------------

(a) The Fund's Class II Shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.

(b) The Fund's Class I and Class II Shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.


Page 36                 See Notes to Financial Statements

FIRST TRUST VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                           FIRST TRUST MULTI INCOME
                                                                                             ALLOCATION PORTFOLIO
                                                                                        -------------------------------
                                                                                          FOR THE
                                                                                         SIX MONTHS         FOR THE
                                                                                           ENDED            PERIOD
                                                                                         6/30/2015           ENDED
                                                                                        (UNAUDITED)     12/31/2014 (b)
                                                                                        ------------    ---------------
OPERATIONS:
Net investment income (loss).........................................................   $     95,669     $      45,188
Net realized gain (loss).............................................................         13,996             3,487
Net increase from payment from the advisor...........................................          5,456                --
Net change in unrealized appreciation (depreciation).................................       (257,634)           89,953
                                                                                        ------------     -------------
Net increase (decrease) in net assets resulting from operations......................       (142,513)          138,628
                                                                                        ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class I..............................................................................         (6,357)          (42,537)
Class II.............................................................................           (187)             (835)
                                                                                        ------------     -------------
Total distributions to shareholders..................................................         (6,544)          (43,372)
                                                                                        ------------     -------------
CAPITAL TRANSACTIONS:
Proceeds from shares sold............................................................      5,086,382         7,338,580
Proceeds from shares reinvested......................................................          5,837            43,372
Cost of shares redeemed..............................................................       (347,289)         (478,342)
                                                                                        ------------     -------------
Net increase (decrease) in net assets resulting from capital transactions............      4,744,930         6,903,610
                                                                                        ------------     -------------
Total increase (decrease) in net assets..............................................      4,595,873         6,998,866
NET ASSETS:
Beginning of period..................................................................      6,998,866                --
                                                                                        ------------     -------------
End of period........................................................................   $ 11,594,739     $   6,998,866
                                                                                        ============     =============
Accumulated net investment income (loss) at end of period............................   $     96,051     $       6,926
                                                                                        ============     =============


                        See Notes to Financial Statements                Page 37

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


CLASS I SHARES
                                                 SIX MONTHS                                             FOR THE
                                                    ENDED              YEAR              YEAR            PERIOD
                                                  6/30/2015           ENDED             ENDED            ENDED
                                                 (UNAUDITED)        12/31/2014        12/31/2013     12/31/2012 (a)
                                               ---------------    --------------    --------------   --------------
Net asset value, beginning of period........     $     12.41        $    11.37        $    10.31       $    10.00
                                                 -----------        ----------        ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................            0.07              0.15              0.14             0.15
Net realized and unrealized gain (loss).....           (0.03)             0.99              1.17             0.29
                                                 -----------        ----------        ----------       ----------
Total from investment operations............            0.04              1.14              1.31             0.44
                                                 -----------        ----------        ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.......................           (0.04)            (0.10)            (0.09)           (0.07)
Net realized gain...........................           (0.21)               --             (0.16)           (0.04)
Return of capital...........................              --                --                --            (0.02)
                                                 -----------        ----------        ----------       ----------
Total from distributions....................           (0.25)            (0.10)            (0.25)           (0.13)
                                                 -----------        ----------        ----------       ----------
Net asset value, end of period..............     $     12.20        $    12.41        $    11.37       $    10.31
                                                 ===========        ==========        ==========       ==========
Total return (b) (c)........................            0.29%            10.04%            12.75%            4.38%
                                                 ===========        ==========        ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........     $   257,148        $  195,128        $  106,079       $   32,176
Ratio of total expenses to average net
  assets....................................            1.33% (d)         1.43%             1.65%            2.69% (d)
Ratio of net expenses to average net
  assets....................................            1.20% (d)         1.20%             1.20%            1.20% (d)
Ratio of net investment income (loss)
  to average net assets.....................            1.37% (d)         1.40%             1.27%            2.25% (d)
Portfolio turnover rate.....................              37%               65%               73%              34%


CLASS II SHARES
                                                 SIX MONTHS          FOR THE
                                                    ENDED             PERIOD
                                                  6/30/2015           ENDED
                                                 (UNAUDITED)      12/31/2014 (e)
                                               ---------------    --------------
Net asset value, beginning of period........     $     12.43        $    11.63
                                                 -----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................            0.10              0.14
Net realized and unrealized gain (loss).....           (0.05)             0.77
                                                 -----------        ----------
Total from investment operations............            0.05              0.91
                                                 -----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.......................           (0.05)            (0.11)
Net realized gain...........................           (0.21)               --
                                                 -----------        ----------
Total from distributions....................           (0.26)            (0.11)
                                                 -----------        ----------
Net asset value, end of period..............     $     12.22        $    12.43
                                                 ===========        ==========
Total return (b) (c)........................            0.41%             7.82%
                                                 ===========        ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........     $        11        $       11
Ratio of total expenses to average net
  assets....................................            1.07% (d)         1.21% (d)
Ratio of net expenses to average net
  assets....................................            0.95% (d)         0.95% (d)
Ratio of net investment income (loss)
  to average net assets.....................            1.63% (d)         1.69% (d)
Portfolio turnover rate.....................              37%               65%

-----------------------------

(a) The Fund's Class I shares were seeded on April 12, 2012, and commenced operations on May 1, 2012.

(b) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions,if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall return above.

(c) Total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) The Fund's Class II shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.


Page 38                 See Notes to Financial Statements

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


CLASS I SHARES
                                                 SIX MONTHS          FOR THE
                                                    ENDED             PERIOD
                                                  6/30/2015           ENDED
                                                 (UNAUDITED)      12/31/2014 (a)
                                               ---------------    --------------
Net asset value, beginning of period........     $     10.39        $    10.00
                                                 -----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................            0.08              0.07
Net realized and unrealized gain (loss).....           (0.15) (d)         0.39
                                                 -----------        ----------
Total from investment operations............           (0.07)             0.46
                                                 -----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.......................           (0.01)            (0.07)
                                                 -----------        ----------
Total from distributions....................           (0.01)            (0.07)
                                                 -----------        ----------
Net asset value, end of period..............     $     10.31        $    10.39
                                                 ===========        ==========
Total return (b) (c)........................           (0.71)% (d)        4.57%
                                                 ===========        ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........     $    11,488        $    6,894
Ratio of total expenses to average net
  assets....................................            2.61% (e)         6.00% (e)
Ratio of net expenses to average net
  assets....................................            0.99% (e)         1.20% (e)
Ratio of net investment income (loss)
  to average net assets.....................            2.08% (e)         2.35% (e)
Portfolio turnover rate.....................              57%               15%


CLASS II SHARES
                                                 SIX MONTHS          FOR THE
                                                    ENDED             PERIOD
                                                  6/30/2015           ENDED
                                                 (UNAUDITED)      12/31/2014 (a)
                                               ---------------    --------------
Net asset value, beginning of period........     $     10.39        $    10.00
                                                 -----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................            0.11              0.04
Net realized and unrealized gain (loss).....           (0.17) (d)         0.43
                                                 -----------        ----------
Total from investment operations............           (0.06)             0.47
                                                 -----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.......................           (0.02)            (0.08)
                                                 -----------        ----------
Total from distributions....................           (0.02)            (0.08)
                                                 -----------        ----------
Net asset value, end of period..............     $     10.31        $    10.39
                                                 ===========        ==========
Total return (b) (c)........................           (0.60)% (d)        4.74%
                                                 ===========        ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........     $       107        $      105
Ratio of total expenses to average net
  assets....................................            2.29% (e)        14.44% (e)
Ratio of net expenses to average net
  assets....................................            0.76% (e)         0.95% (e)
Ratio of net investment income (loss)
  to average net assets.....................            2.18% (e)         0.54% (e)
Portfolio turnover rate.....................              57%               15%

-----------------------------

(a) The Fund's Class I and Class II shares were seeded on April 30, 2014, and commenced operations on May 1, 2014.

(b) Total return is based on the combination of reinvested dividends, capital gain and return of capital distributions,if any. Total return is not annualized for periods of less than one year. The returns for the Fund do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall return above.

(c) Total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d) First Trust Multi Income Allocation Portfolio received a reimbursement from the Advisor in the amount of $5,456. The reimbursement from the Advisor represents less than $0.01 per share and had no effect on the total return.

(e)   Annualized.


                        See Notes to Financial Statements                Page 39

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Variable Insurance Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on December 14, 2011 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of two series (each a "Fund" and collectively, the "Funds"), First Trust/Dow Jones Dividend & Income Allocation Portfolio ("First Trust Dow Jones"), which commenced investment operations on May 1, 2012, and First Trust Multi Income Allocation Portfolio ("First Trust Multi Income"), which commenced investment operations on May 1, 2014. Each Fund's shares are sold only to variable insurance accounts (each an "Account") to fund the benefits of the variable annuity and variable life insurance contracts (each a "Contract" and collectively the "Contracts") issued by life insurance companies writing variable annuity contracts and variable life insurance contracts with which the Trust has a contract (each a "Participating Insurance Company").

First Trust Dow Jones' investment objective is to seek to provide total return by allocating among dividend-paying stocks and investment grade bonds. First Trust Dow Jones seeks to achieve its investment objective by investing, under normal market conditions, approximately 40-60% of its net assets in equity securities and approximately 40-60% of its net assets in fixed-income securities at the time of purchase. The equity portion of the portfolio will be derived from a quantitative process that seeks to provide total return through investing generally in dividend paying stocks included in the Dow Jones U.S. Total Stock Market Index(SM). First Trust Advisors L.P. ("First Trust" or the "Advisor") reserves the right to over-weight, under-weight or exclude certain securities from the Fund that would otherwise be selected pursuant to the quantitative process in certain instances.

First Trust Dow Jones' fixed-income component seeks to provide income and preserve capital through investing in a diversified investment grade bond portfolio. Investment grade bonds are those bonds rated "BBB-" or higher by Standard & Poor's Ratings Group or Fitch Ratings, Inc. or "Baa3" or higher by Moody's Investors Service, Inc. at the time of purchase. Under normal market conditions, at the time of purchase approximately 80% of the net assets of the Fund allocated to corporate bonds will be invested in: investment grade bonds included in the Dow Jones Equal Weighted U.S. Issued Corporate Bond Index(SM) (the "Bond Index"(1)) and other investment grade bonds of issuers whose securities are included in the Bond Index; and investment grade bonds of issuers included in the Dow Jones Industrial Index (the "Dow 30"). The Fund may also invest in U.S. government and agency securities, including mortgage-backed securities. The Fund may, at certain times, also hold exchange-traded funds ("ETFs") that invest in investment grade corporate bonds and U.S. government bonds in lieu of investing directly in bonds.

First Trust Multi Income's investment objective is to maximize current income, with a secondary objective of capital appreciation. First Trust Multi Income seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend paying stocks, preferred stocks, energy infrastructure companies and master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), high yield or "junk" bonds, floating rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities ("TIPS"). The Fund will be actively managed by First Trust and implementing the strategy involves multiple portfolio managers.

The Advisor will tactically adjust allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The Advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, will be 20%. The minimum weight of any asset class, at the time of adjustment, will be 5%.

First Trust Multi Income may, at certain times, invest in ETFs that generally provide exposure to the nine asset classes in lieu of investing directly in such asset classes. Certain of the ETFs may be advised by First Trust. As a result, First Trust will also earn advisory fees on the underlying ETFs.

In general, the U.S. dollar-denominated fixed-income securities in which First Trust Multi Income invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as "junk" bonds. The Fund also invests in the equity securities of domestic and foreign issuers listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"). The Fund may invest in equity securities issued by small, mid- or large capitalization companies.

Each Fund offers two classes of shares: Class I and Class II. Each class represents an interest in the same portfolio of investments but with a different combination of service (12b-1) fees, eligibility requirements and other features.

-----------------------------

(1) Prior to April 30, 2013, the Dow Jones Equal Weighted U.S. Issued Corporate Bond Index(SM) was known as the Dow Jones Corporate Bond Index(SM).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") for each class of shares in each Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV for each class is calculated by dividing the value of each Fund's total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid, and any borrowings of each Fund) by the total number of shares of the class outstanding. Differences in the NAV of each class of each Fund's shares are generally expected to be due to the daily expense accruals of the specified service (12b-1) fees, if any, and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, preferred stocks, MLPs, ETFs, REITs and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Corporate bonds, corporate notes, U.S. government securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market or fair value price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.

Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      12)   other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; 8) an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2015, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from a Fund's investments in REITs and MLPs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REIT's and MLP's fiscal year end. A Fund records the character of distributions received from the REITs and MLPs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs and MLPs after their tax reporting periods conclude.

C. CASH AND CASH EQUIVALENTS:

Normally, the Funds invest substantially all of their assets to meet their investment objectives. The Funds may invest the remainder of their assets in securities with maturities of less than one year or cash equivalents, or they may hold cash. The investment in such instruments is not a principal investment strategy of the Funds. The percentage of each Fund's net assets invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Funds may depart from their principal investment strategies and invest part or all of their assets in these securities, or they may hold cash. At June 30, 2015, the percentage of net assets held in cash by First Trust Dow Jones and First Trust Multi Income were approximately 1.4% and 2.1%, respectively.

D. FUTURES CONTRACTS:

First Trust Dow Jones purchases or sells (i.e., is long or short) futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on Futures" on the Statements of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of, "Net change in unrealized appreciation (depreciation) on Futures" on the Statements of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin payable or receivable" on the Statements of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

Restricted cash in the amount of $193,938, as shown on the Statements of Assets and Liabilities, is associated with collateral at the broker as of June 30, 2015.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income of each Fund, if any, are declared and paid annually. Each Fund distributes its net realized capital gains, if any, to shareholders at least annually. All dividends payable by each Fund will be reinvested in the Fund.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

The tax character of distributions paid by each applicable Fund during the period ended December 31, 2014 was as follows:


                                                        Distributions paid   Distributions paid   Distributions paid
                                                          from Ordinary         from Capital         from Return
                                                              Income               Gains              of Capital
                                                        ------------------   ------------------   ------------------
First Trust Dow Jones                                      $ 1,105,092          $        --          $         --
First Trust Multi Income                                        42,305                1,067                    --


As of December 31, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                Accumulated              Net
                                                          Undistributed         Capital and           Unrealized
                                                             Ordinary              Other             Appreciation
                                                              Income            Gains (Loss)        (Depreciation)
                                                        ------------------   ------------------   ------------------
First Trust Dow Jones                                      $ 3,317,388          $ 1,810,120          $ 13,976,838
First Trust Multi Income                                         6,926                   --                88,330


F. INCOME TAXES:

First Trust Dow Jones intends to continue to qualify, and First Trust Multi Income intends to qualify, as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), which includes distributing substantially all of their net investment income and net realized gains to shareholders. Each Fund intends to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2012, 2013 and 2014 remain open to federal and state audit for First Trust Dow Jones. Taxable year ended 2014 remains open to federal and state audit for First Trust Multi Income. As of June 30, 2015, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2014, for federal income tax purposes, neither Fund had any capital loss carryforward available, to the extent provided by regulations, to offset capital gains.

G. EXPENSES:

Each Fund will pay all expenses directly related to its operations.

Each Participating Insurance Company performs certain administrative services for the Funds, their Accounts and the Contracts. Each Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by Participating Insurance Companies in connection with these services.

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Licensing Information in the Additional Information section of this report). The Trust, on behalf of First Trust Dow Jones, is a sub-licensee to these license agreements and is required to pay licensing fees, which are shown on the Statements of Operations.

H. FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the Funds. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Fund's average daily net assets. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund.

First Trust Multi Income and First Trust have retained Energy Income Partners, LLC ("EIP") and Stonebridge Advisors LLC ("Stonebridge") (collectively the "Sub-Advisors"), affiliates of First Trust, to serve as investment sub-advisors. In this capacity, the Sub-Advisors provide recommendations to the Advisor regarding the selection and on-going monitoring of certain securities in First Trust Multi Income's investment portfolio. EIP acts as sub-advisor for, and manages on a discretionary basis the investment and reinvestment of, only the assets of First Trust Multi Income allocated to EIP by the Advisor and furnishes an investment program in respect of and makes investment decisions only with respect to the portion of First Trust Multi Income's investment portfolio allocated to it by the Advisor. EIP, an affiliate of the Advisor, has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the MLP, MLP affiliate and energy infrastructure securities in First Trust Multi Income's investment portfolio and to exercise discretion only with respect to assets of First Trust Multi Income allocated to EIP. Stonebridge serves as a non-discretionary sub-advisor. Stonebridge has been retained by First Trust Multi Income and the Advisor to provide recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in First Trust Multi Income's investment portfolio.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


For the services provided and the expenses assumed pursuant to the investment management agreement, First Trust will pay EIP a sub-advisory fee equal to 40% monthly in arrears of any remaining monthly investment management fee paid to the Advisor for the average daily net assets allocated to EIP after First Trust's waiver of any of its investment management fee to comply with the then-current expense cap, as defined below. For the services provided and the expenses assumed pursuant to the investment management agreement, First Trust will pay Stonebridge a portfolio management fee equal to an annual rate of 0.20% of the Fund's average daily net assets allocated to Stonebridge.

During the period ended June 30, 2015, First Trust Multi Income received reimbursements from the Advisor of $5,456 in connection with a trade error.

First Trust has agreed to waive fees and/or pay each Fund's expenses to the extent necessary to prevent the operating expenses of Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95% (the "Expense Cap"), respectively, of each Fund's average daily net assets per year at least until June 30, 2016. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the fee was waived or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding the Expense Cap. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The advisory fee waivers and expense reimbursements for the period ended June 30, 2015, and the expenses borne by First Trust subject to recovery from the applicable Fund at June 30, 2015, are included in the table below.

                                                  FEES WAIVED OR EXPENSES BORNE BY FIRST TRUST SUBJECT TO RECOVERY
                                ----------------------------------------------------------------------------------------------------
                                                                                                            SIX MONTHS
                                                              PERIOD ENDED    YEAR ENDED     YEAR ENDED       ENDED
                                    FEE          EXPENSES     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     JUNE 30,
                                   WAIVED       REIMBURSED        2012           2013           2014           2015         TOTAL
                                ------------   ------------   ------------   ------------   ------------   ------------   ----------
First Trust Dow Jones           $    160,731   $         --   $     90,586   $    333,872   $    308,178   $    160,731   $  893,367
First Trust Multi Income        $     27,587   $     37,215   $         --   $         --   $    101,172   $     64,802   $  165,974


During the six months ended June 30, 2015, First Trust did not recover any fees that were previously waived or reimbursed.

Effective April 1, 2015, First Trust agreed to waive and/or reimburse the acquired fund fees and expenses of the shares of investment companies held by First Trust Multi Income up to 0.37% of the Fund's average daily net assets through May 1, 2016. During the period ended June 30, 2015, First Trust Multi Income waived $9,684 fees that are not subject to recovery.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of EIP and EIP Partners, LLC, an affiliate of EIP. In addition, on March 27, 2014, FTCP, through a wholly-owned subsidiary, purchased a preferred interest in EIP. The preferred interest was non-voting and did not share in the profits or losses of EIP. EIP redeemed all of the preferred shares in March 2015. Stonebridge is a majority-owned affiliate of First Trust.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as First Trust Dow Jones' administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

BNYM serves as First Trust Multi Income's administrator, fund accountant, transfer agent and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                         4. CAPITAL SHARE TRANSACTIONS

Capital transactions for First Trust Dow Jones were as follows:


                                   SIX MONTHS ENDED                   YEAR ENDED
                                    JUNE 30, 2015                 DECEMBER 31, 2014

                                SHARES          VALUE           SHARES          VALUE
                             ------------    ------------    ------------    ------------
Sales:
   Class I                      6,860,871    $ 85,854,153       7,492,797    $ 89,301,771
   Class II                            --              --             860          10,000
                             ------------    ------------    ------------    ------------
Total Sales:                    6,860,871    $ 85,854,153       7,493,657    $ 89,311,771
                             ============    ============    ============    ============
Dividend Reinvestment:
   Class I                        416,991    $  5,133,160          93,014    $  1,105,002
   Class II                            --              --               7              90
                             ------------    ------------    ------------    ------------
Total Dividend Reinvestment:      416,991    $  5,133,160          93,021    $  1,105,092
                             ============    ============    ============    ============
Redemptions:
   Class I                     (1,918,565)   $(23,987,754)     (1,195,329)   $(13,856,252)
   Class II                            --              --              --              --
                             ------------    ------------    ------------    ------------
Total Redemptions:             (1,918,565)   $(23,987,754)     (1,195,329)   $(13,856,252)
                             ============    ============    ============    ============


Capital transactions for First Trust Multi Income were as follows:


                                   SIX MONTHS ENDED                  PERIOD ENDED
                                    JUNE 30, 2015                 DECEMBER 31, 2014

                                SHARES          VALUE           SHARES          VALUE
                             ------------    ------------    ------------    ------------
Sales:
   Class I                        483,003    $  5,083,374         705,881    $  7,238,580
   Class II                           286           3,008          10,000         100,000
                             ------------    ------------    ------------    ------------
Total Sales:                      483,289    $  5,086,382         715,881    $  7,338,580
                             ============    ============    ============    ============
Dividend Reinvestment:
   Class I                            559    $      5,832           4,086    $     42,537
   Class II                             1               5              80             835
                             ------------    ------------    ------------    ------------
Total Dividend Reinvestment:          560    $      5,837           4,166    $     43,372
                             ============    ============    ============    ============
Redemptions:
   Class I                        (32,971)   $   (347,289)        (46,565)   $   (478,342)
   Class II                            --              --              --              --
                             ------------    ------------    ------------    ------------
Total Redemptions:                (32,971)   $   (347,289)        (46,565)   $   (478,342)
                             ============    ============    ============    ============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


                          5. DERIVATIVES TRANSACTIONS

The following table presents the types of derivatives held by First Trust Dow Jones at June 30, 2015, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities. First Trust Multi Income did not hold any derivative instruments as of June 30, 2015.

                                             ASSET DERIVATIVES                        LIABILITY DERIVATIVES
                                  ----------------------------------------   ----------------------------------------
DERIVATIVE                           STATEMENTS OF ASSETS                       STATEMENTS OF ASSETS
INSTRUMENT     RISK EXPOSURE       AND LIABILITIES LOCATION       VALUE       AND LIABILITIES LOCATION       VALUE
----------   ------------------   ---------------------------   ----------   ---------------------------   ----------
Futures      Interest Rate Risk   Variation Margin Receivable   $    5,500   Variation Margin Payable      $       --

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2015, on derivatives instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENTS OF OPERATIONS LOCATION                INTEREST RATE RISK
-------------------------------------------------------------------
Net realized gain (loss) on futures                   $    (296,238)
Net change in unrealized gain (loss) on futures             302,593

During the six months ended June 30, 2015, the notional values of futures contracts opened and closed were $47,181,422 and $40,994,062, respectively.

First Trust Dow Jones does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statements of Assets and Liabilities.

                           6. AFFILIATED TRANSACTIONS

First Trust Multi Income invests in securities of affiliated funds. Dividend income and realized gains and losses from affiliated funds are presented on the Statements of Operations. The Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in First Trust Multi Income at June 30, 2015, and for the period then ended are as follows:

                                                                 SHARE ACTIVITY
                                                  --------------------------------------------
                                                  BALANCE AT                        BALANCE AT   VALUE AT    DIVIDEND    REALIZED
SECURITY NAME                                     12/31/2014  PURCHASES    SALES    6/30/2015   6/30/2015     INCOME    GAIN (LOSS)
------------------------------------------------  ----------  ---------  ---------  ----------  ----------  ----------  -----------
First Trust Low Duration Mortgage
   Opportunities ETF                                      --      3,000     (3,000)         --  $       --  $       25  $       211
First Trust Preferred Securities and Income ETF       32,820     21,960         --      54,780   1,038,081      21,817           --
First Trust Senior Loan Fund                          22,060     13,370         --      35,430   1,732,172      26,571           --
First Trust Tactical High Yield ETF                   12,000      6,050     (2,000)     16,050     802,018      18,929       (4,723)
                                                                                                -----------------------------------
                                                                                                $3,572,271  $   67,342  $    (4,512)
                                                                                                ===================================

                             7. 12B-1 SERVICE PLAN

The Trust has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I shares of each of the Funds will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, serves as the distributor of shares of the Funds. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to policy owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Each Fund may spend up to 0.25% per year of the average daily net assets of its Class I shares as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for


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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


expenses incurred in connection with the sale of a Fund's Class I shares including, without limitation, compensation of its sales force, expenses of printing and distributing the Prospectus to persons other than Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to Contract owners used in connection with the sale of a Fund's Class I Shares, certain other expenses associated with the servicing of Class I shares of a Fund, and any service-related expenses that may be authorized from time to time by the Board of Trustees.

During the six months ended June 30, 2015, all service fees received by FTP were paid to the Participating Insurance Companies, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Trust's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      8. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2015, were as follows:

                                     PURCHASES              SALES
                                  ---------------      ---------------
First Trust Dow Jones             $   156,782,612      $    89,844,417
First Trust Multi Income                9,898,800            5,258,386

                                 9. BORROWINGS

The Trust, on behalf of First Trust Dow Jones and First Trust Multi Income, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, has an $80 million Credit Agreement (the "BNYM Line of Credit") with BNYM to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.15% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust will allocate amongst the funds that have access to the BNYM Line of Credit. These fees are reflected on the Statements of Operations in the Commitment fees line item. To the extent that either Fund accesses the BNYM Line of Credit, there would also be an interest fee charged. Neither First Trust Dow Jones or First Trust Multi Income drew on the BNYM Line of Credit during the six months ended June 30, 2015.

                              10. INDEMNIFICATION

The Trust has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             LICENSING INFORMATION

Standard & Poor's and S&P are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. ("First Trust"). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE are products of S&P Dow Jones Indices LLC and has been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, "S&P Dow Jones Indices"). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE to track general market performance. S&P Dow Jones Indices only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE is determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEX(SM), DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) AND DOW JONES COMPOSITE AVERAGE OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT

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ADDITIONAL INFORMATION (CONTINUED)
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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Funds. For additional information about the risks associated with investing in the Funds, please see the Funds' prospectus and statement of additional information, as well as other regulatory filings.

AFFILIATED FUND RISK. The First Trust Multi Income Allocation Portfolio invests in securities of affiliated ETFs, which involves additional expenses that would not be present in a direct investment in such affiliated ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the affiliated ETFs.

CREDIT RISK. The Funds are subject to credit risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

DEPOSITORY RECEIPTS RISK. The First Trust Multi Income Allocation Portfolio invests in equity securities in the form of Depositary Receipts, which may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of Depositary Receipts are usually subject to a fee charged by the depositary. Holders of Depositary Receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert the securities into Depositary Receipts and vice versa. Such restrictions may cause the securities of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipts.

DIVIDEND RISK. The Funds are subject to dividend risk. There is no guarantee that the issuers of the Funds' equity securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

ENERGY INFRASTRUCTURE COMPANIES RISK. The First Trust Multi Income Allocation Portfolio invests in energy infrastructure companies. These companies principally include publicly-traded MLPs and limited liability companies taxed as partnerships, MLP affiliates, Canadian income trusts and their successor companies, pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipeline, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries. The Fund invests in energy infrastructure companies and is subject to certain risks inherent in investing in these types of securities. Energy infrastructure companies may be directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of energy infrastructure companies. Energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact energy infrastructure companies.

Certain energy infrastructure companies in the utilities industry are subject to imposition of rate caps, increased competition due to deregulation, difficulty in obtaining an adequate return on invested capital or in financing large construction projects, limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


EQUITY SECURITIES RISK. The Funds invest in equity securities. The value of the shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

ETF RISK. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other operating expenses that increase their costs. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and is subject to duplicative expenses to the extent a Fund invests in other ETFs.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FLOATING RATE LOAN RISK. The Funds may invest in floating rate loans. An investment in floating rate loans subjects the Funds to credit risk, which is heightened for loans in which the Funds may invest because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments.

HIGH YIELD SECURITIES RISK. The First Trust Multi Income Allocation Portfolio invests in high yield securities, or "junk" bonds, which are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Some of the securities held by the First Trust Multi Income Allocation Portfolio may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Funds' fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed-income securities in the Funds will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

PREPAYMENT RISK. The loans that the Funds may invest in are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. The Funds may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of the Funds in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.


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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


MLP RISK. The First Trust Multi Income Allocation Portfolio's investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

MORTGAGE SECURITIES RISK. The First Trust Multi Income Allocation Portfolio invests in mortgage-related securities, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. The First Trust/Dow Jones Dividend & Income Allocation Portfolio may invest in such securities. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage related securities may also face liquidity issues when a Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. In declining interest rate environments, the extent to which borrowers prepay a mortgage generally increases, which increase reinvestment risk, or the risk that the proceeds received are not reinvested on terms as favorable as the prepaid loan. Conversely, mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate risk exposure.

NEW FUND RISK. The First Trust Multi Income Allocation Portfolio currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-U.S. SECURITIES RISK. The First Trust Multi Income Allocation Portfolio invests in securities of non-U.S. issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PREFERRED SECURITIES RISK. The First Trust Multi Income Allocation Portfolio invests in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

REIT RISK. The First Trust Multi Income Allocation Portfolio invests in REITs, and as a result, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

SMALLER COMPANY RISK. The Funds invest in small- and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


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                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


TIPS RISK. The First Trust Multi Income Allocation Portfolio invests in TIPs. TIPS are inflation-indexed fixed-income securities issued by the U.S. Department of Treasury and are subject to the same risks as other fixed income investments. In a falling inflationary environment, both interest payments and the value of the TIPS will decline.

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT
   AGREEMENT FOR FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO

The Board of Trustees of the First Trust Variable Insurance Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. ("First Trust" or the "Advisor") on behalf of the First Trust/Dow Jones Dividend & Income Allocation Fund (the "Fund") for a one-year period ending March 31, 2016 at a meeting held on March 8-9, 2015. The Board of Trustees determined that continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report from First Trust in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by First Trust to the Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for the Fund as compared to fees charged to a peer group of funds compiled by Management Practice Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of First Trust; expenses of the Fund as compared to expense ratios of funds in the MPI Peer Group; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on First Trust; fall out benefits to First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of First Trust's compliance program. Following receipt of this information, the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and First Trust is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund and knowing the Fund's investment advisory fee.

In reviewing the Agreement for the Fund, the Board considered the nature, extent and quality of services provided by First Trust under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Fund and reviewed all the services provided by the Advisor to the Fund. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Fund. The Board considered the compliance program that had been developed by First Trust and the procedures in place to monitor the Fund's investment program. The Board considered the significant asset growth of the First Trust Fund Complex and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by First Trust under the Agreement have been and are expected to remain satisfactory and that First Trust has managed the Fund consistent with its investment objective and policies.

The Board considered the advisory fees payable to First Trust under the Agreement, noting that First Trust is compensated at an annual rate of 0.60% of the Fund's average daily net assets. The Board considered that First Trust agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% of average daily net assets for Class I and 0.95% of average daily net assets for Class II through May 1, 2016. The Board noted that expenses borne or fees waived by First Trust are subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by First Trust. The Board considered the advisory fees charged by First Trust to other funds and non-fund clients, noting that the Advisor does not provide advisory services to other funds with investment objectives and policies similar to the Fund's, but does provide services to certain separately managed accounts with investment objectives and policies similar to the Fund's. The Board noted that the Advisor charges a lower advisory fee rate to the separately managed accounts, as well as the Advisor's statement that the nature of the services provided to the separately managed accounts is not comparable to those provided to the Fund. The Board also reviewed data prepared by MPI showing the advisory fee and expense ratio of the Class I shares of the Fund as compared to the advisory fees and expense ratios of the peer funds in the MPI Peer Group. Based on the information provided, the Board noted that the advisory fee was below the median and the total (net) expense ratio of the Class I shares of the Fund was above the median of the peer funds in the MPI Peer Group.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


The Board also considered and discussed with the Advisor performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also reviewed data prepared by MPI comparing the Fund's performance to the MPI Peer Group and to two benchmark indexes. The Board noted that for the one-year period ended December 31, 2014, the Fund's performance was slightly below first quartile in comparison to its MPI Peer Group, and slightly behind the blended benchmark index. Based on the information provided and the Board's ongoing review of the Fund's performance, the Board concluded that the Fund's performance was consistent with its investment strategies.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory fee for the Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to the Fund under the Agreement.

The Board noted that First Trust has made and continues to make significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the costs borne by First Trust in connection with its services performed under the Agreement and noted that First Trust estimated that it incurred a loss in providing services to the Fund for the twelve months ended December 31, 2014. The Board considered that First Trust had identified as a fall out benefit to First Trust and FTP their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust or FTP. The Board noted that FTP is compensated for services provided to the Fund through Rule 12b 1 service fees payable by Class I shares, and that First Trust receives compensation from the Fund for providing fund reporting services pursuant to a separate Fund Reporting Services Agreement. The Board also noted that First Trust does not utilize soft dollars in connection with its management of the Fund's portfolio.

Based upon all of the information considered and the conclusions reached, the Board of Trustees, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

      BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT
               MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

The Board of Trustees of the First Trust Variable Insurance Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. ("First Trust" or the "Advisor") on behalf of each of First Trust/Dow Jones Dividend & Income Allocation Fund and First Trust Multi Income Allocation Portfolio (each a "Fund" and together the "Funds"); the Investment Sub-Advisory Agreement (the "Stonebridge Sub-Advisory Agreement") among the Trust, on behalf of the First Trust Multi Income Allocation Portfolio, the Advisor and Stonebridge Advisors LLC ("Stonebridge"); and the Investment Sub-Advisory Agreement (the "Energy Income Partners Sub-Advisory Agreement") among the Trust, on behalf of the First Trust Multi Income Allocation Portfolio, the Advisor and Energy Income Partners, LLC ("Energy Income Partners") for a one-year period ending June 30, 2016 at a meeting held on June 16, 2015. The Stonebridge Sub-Advisory Agreement and the Energy Income Partners Sub-Advisory Agreement are collectively referred to as the "Sub-Advisory Agreements." Stonebridge and Energy Income Partners are collectively referred to as the "Sub-Advisors." The Sub-Advisory Agreements together with the Advisory Agreement are referred to as the "Agreements." The Board determined that the continuation of the Advisory Agreement is in the best interests of each Fund and the continuation of the Sub-Advisory Agreements is in the best interests of First Trust Multi Income Allocation Portfolio in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on March 8-9, 2015, April 20, 2015 and June 16, 2015, the Board, including the Independent Trustees, reviewed materials provided by First Trust and each Sub-Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by First Trust to the Funds and by the Sub-Advisors to First Trust Multi Income Allocation Portfolio (including the relevant personnel responsible for these services and their experience); the advisory fees for each Fund as compared to fees charged to a peer group of funds selected by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of First Trust; the sub-advisory fee paid by First Trust to each Sub-Advisor for First Trust Multi Income Allocation Portfolio as compared to fees charged to other clients of the Sub-Advisors; expenses of the Funds as compared to expense ratios of funds in the MPI Peer Group; performance information for each Fund; the nature

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


of expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on First Trust and each Sub-Advisor; any fall out benefits to First Trust and its affiliates, First Trust Portfolios L.P. ("FTP") and the Sub-Advisors; and a summary of First Trust's and each Sub-Advisor's compliance program. The Board reviewed materials for First Trust/Dow Jones Dividend & Income Allocation Fund with the Advisor at the meeting held on March 8-9, 2015, and materials for both Funds at a special meeting held on April 20, 2015, at each of which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and, at the April meeting, the Sub-Advisors. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those were considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 16, 2015 meeting, as well as at the meeting. The Board applied its business judgment to determine whether the arrangements between the Trust and First Trust from the Funds' perspective and among the Trust, First Trust and each Sub-Advisor from First Trust Multi Income Allocation Portfolio's perspective are reasonable business arrangements, as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Funds knowing that the Advisor manages the Funds and knowing that the Sub-Advisors serve as such for First Trust Multi Income Allocation Portfolio.

In reviewing the Agreements for the Funds, the Board considered the nature, extent and quality of services provided by First Trust and each Sub-Advisor under the Agreements. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and the Funds and reviewed the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds, including for the oversight of the Sub-Advisors for the First Trust Multi Income Allocation Portfolio. The Board considered the compliance program that had been developed by First Trust and considered that it includes a robust program for monitoring the Advisor's and the Sub-Advisors' compliance with the 1940 Act and each Fund's investment objective and policies. The Board considered the significant asset growth of the First Trust Fund Complex and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. For the First Trust Multi Income Allocation Portfolio, the Board noted the background and experience of each Sub-Advisor's portfolio management team and its familiarity with each Sub-Advisor due to the Board's oversight of other funds in the First Trust Fund Complex all or a portion of which are sub-advised by the Sub-Advisors. The Board also reviewed the materials provided by the Sub-Advisors and considered the services that the Sub-Advisors provide to the First Trust Multi Income Allocation Portfolio. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Funds by First Trust and to First Trust Multi Income Allocation Portfolio by the Sub-Advisors under the Agreements have been and are expected to remain satisfactory and that First Trust and, for First Trust Multi Income Allocation Portfolio, the Sub-Advisors, have managed the Funds consistent with their investment objectives and policies (noting that Stonebridge serves in a non-discretionary capacity).

The Board considered the advisory fees payable to First Trust under the Advisory Agreement, noting that First Trust is compensated at an annual rate of 0.60% of each Fund's average daily net assets. The Board also noted that the Advisor has agreed to reduce the advisory fee payable by First Trust Multi Income Allocation Portfolio in the amount of 0.37% of the Fund's average daily net assets from April 1, 2015 through May 1, 2016. The Board noted that from the advisory fees for First Trust Multi Income Allocation Portfolio, First Trust pays Stonebridge an annual sub-advisory fee equal to 0.20% of the average daily net assets of its allocated portion of the Fund's portfolio and pays Energy Income Partners a sub-advisory fee equal to 40.0% of the advisory fee after any advisory fee waivers for its allocated portion of the Fund's portfolio in a given month. The Board considered that First Trust agreed to waive fees and/or pay the Funds' expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% of average daily net assets for Class I and 0.95% of average daily net assets for Class II through June 30, 2016. The Board noted that expenses borne or fees waived by First Trust are subject to reimbursement by the applicable Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees were waived by First Trust. The Board considered the advisory fees charged by First Trust to other funds and non-fund clients, noting that the Advisor does not provide advisory services to other funds with investment objectives and policies similar to the Funds', but does provide services to certain separately managed accounts with investment objectives and policies similar to the Funds'. The Board noted that the Advisor charges a lower advisory fee rate to the separately managed accounts, as well as the Advisor's statement that the nature of the services provided to the separately managed accounts is not comparable to those provided to the Funds. The Board also reviewed data prepared by MPI showing the advisory fee and expense ratio (Class I shares) of each Fund as compared to the advisory fees and expense ratios of the peer funds in the MPI Peer Group. Based on the information provided, the Board noted that the advisory fee of each Fund was below the median advisory fees of the peer funds in each Fund's MPI Peer Group and the total (net) expense ratio of the Class I shares of each Fund was above the median expense ratios of the peer funds in the Fund's MPI Peer Group. The Board also considered data provided by the Sub-Advisors on fees they charge to other clients, noting that the Sub-Advisors would be paid by the First Trust and not by the First Trust Multi Income Allocation Portfolio, and that their compensation would depend on the amount of assets that First Trust allocates to them.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VARIABLE INSURANCE TRUST
                           JUNE 30, 2015 (UNAUDITED)


The Board also considered and discussed with the Advisor performance information for the Funds, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Funds' performance and portfolio risk on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Funds' performance. In addition to the Board's ongoing review of performance, the Board also reviewed data prepared by MPI comparing each Fund's performance to its MPI Peer Group and to three benchmark indexes, one of which was a blended benchmark. The Board noted that for the one-year period ended December 31, 2014, First Trust/Dow Jones Dividend & Income Allocation Fund's performance (Class I shares) was slightly below first quartile in comparison to its MPI Peer Group, and slightly behind the blended benchmark index. The Board noted that for the since inception period ended December 31, 2014 (the First Trust Multi Income Allocation Portfolio commenced operations on May 1, 2014), the First Trust Multi Income Allocation Portfolio's performance (Class I shares) was first quartile in comparison to its MPI Peer Group and behind the blended benchmark index. Based on the information provided and the Board's ongoing review of each Fund's performance, the Board concluded that each Fund's performance was consistent with its investment strategies.

On the basis of all the information provided on the fees, expenses and performance of the Funds, the Board concluded that the advisory fee for each Fund and the sub-advisory fees for First Trust Multi Income Allocation Portfolio were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Advisory Agreement and provided to First Trust Multi Income Allocation Portfolio by the Sub-Advisors under the Sub-Advisory Agreements.

The Board noted that First Trust has made and continues to make significant investments in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the costs borne by First Trust and the Sub-Advisors in connection with their services performed under the Agreements and noted that First Trust estimated that it incurred a loss in providing services to the Funds for the twelve months ended December 31, 2014, and that Energy Income Partners estimated that it incurred a loss and Stonebridge was unable to determine its profitability in providing services to First Trust Multi Income Allocation Portfolio for the eight-month period ended December 31, 2014. The Board considered that First Trust had identified as a fall out benefit to First Trust and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with First Trust or FTP. The Board also considered the ownership interest of an affiliate of the Advisor in Stonebridge and the investment by an affiliate of the Advisor in Energy Income Partners and potential fall-out benefits to First Trust and each Sub-Advisor from such interests. The Board noted that FTP is compensated for services provided to the Funds through Rule 12b 1 service fees payable by Class I shares, and that First Trust receives compensation from the Funds for providing fund reporting services pursuant to a separate Fund Reporting Services Agreement. The Board also noted that First Trust does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based upon all of the information considered and the conclusions reached, the Board of Trustees, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the applicable Funds. No single factor was determinative in the Board's analysis.

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



FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISORS
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

Stonebridge Advisors, LLC
187 Danbury Road
Wilton, CT 06897

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Variable Insurance Trust
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 14, 2015
     --------------------

* Print the name and title of each signing officer under his or her signature.